UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
6/30/15 (Unaudited)

MORTGAGE-BACKED SECURITIES (44.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (15.0%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.858s, 2032			$865,123	$1,230,910
IFB Ser. 3408, Class EK, 25.047s, 2037			376,296	585,834
IFB Ser. 2979, Class AS, 23.593s, 2034			87,586	104,979
IFB Ser. 4218, Class PS, IO, 6.065s, 2042			24,355,412	3,814,095
IFB Ser. 4104, Class S, IO, 5.915s, 2042			13,683,095	2,950,371
IFB Ser. 319, Class S2, IO, 5.815s, 2043			26,953,721	6,527,113
IFB Ser. 317, Class S3, IO, 5.795s, 2043			58,192,937	14,359,224
IFB Ser. 326, Class S2, IO, 5.765s, 2044			22,132,379	5,249,524
IFB Ser. 310, Class S4, IO, 5.765s, 2043			17,386,888	4,265,351
IFB Ser. 311, Class S1, IO, 5.765s, 2043			21,252,975	4,680,500
IFB Ser. 308, Class S1, IO, 5.765s, 2043			41,842,195	10,292,762
IFB Ser. 315, Class S1, IO, 5.735s, 2043			35,785,540	8,969,782
IFB Ser. 314, Class AS, IO, 5.705s, 2043			57,980,538	13,938,736
Ser. 3687, Class CI, IO, 5s, 2038			14,517,559	2,277,369
Ser. 4122, Class TI, IO, 4 1/2s, 2042			18,690,560	4,033,423
Ser. 4000, Class PI, IO, 4 1/2s, 2042			24,672,734	5,502,020
Ser. 4024, Class PI, IO, 4 1/2s, 2041			33,068,526	6,706,495
Ser. 4462, IO, 4s, 2045			28,573,875	6,340,829
Ser. 4193, Class PI, IO, 4s, 2043			73,278,307	12,365,641
Ser. 4213, Class GI, IO, 4s, 2041			41,106,464	6,819,562
Ser. 4338, Class TI, IO, 4s, 2029			73,412,872	9,328,574
Ser. 4220, Class IE, IO, 4s, 2028			15,705,083	1,888,850
Ser. 4360, Class TI, IO, 4s, 2027			52,196,813	5,857,526
Ser. 4020, Class IA, IO, 4s, 2027			29,317,367	3,602,811
Ser. 329, Class C12, IO, 3 1/2s, 2043			39,185,173	7,483,976
Ser. 303, Class C19, IO, 3 1/2s, 2043			72,391,526	15,425,186
Ser. 304, Class C22, IO, 3 1/2s, 2042			60,919,926	15,343,963
Ser. 4141, Class IM, IO, 3 1/2s, 2042			56,559,064	10,656,633
Ser. 4141, Class IQ, IO, 3 1/2s, 2042			29,442,083	5,442,987
Ser. 4122, Class CI, IO, 3 1/2s, 2042			27,653,704	3,733,278
Ser. 4105, Class HI, IO, 3 1/2s, 2041			12,304,194	1,734,153
Ser. 4166, Class PI, IO, 3 1/2s, 2041			59,061,602	9,684,331
Ser. 4199, Class CI, IO, 3 1/2s, 2037			68,326,924	8,937,162
Ser. 4165, Class TI, IO, 3s, 2042			33,173,247	4,083,627
Ser. 4210, Class PI, IO, 3s, 2041			26,775,832	2,729,880
Ser. 4203, Class DI, IO, 3s, 2033			61,586,588	7,048,777
Ser. 304, Class C45, IO, 3s, 2027			72,456,995	7,582,929
FRB Ser. T-56, Class A, IO, 0.524s, 2043			225,820	3,802
FRB Ser. T-57, Class 1AX, IO, 0.387s, 2043			14,901,232	154,258
Ser. 3314, PO, zero %, 2036			75,220	72,618
Ser. 3326, Class WF, zero %, 2035			51,235	41,797
Ser. 1208, Class F, PO, zero %, 2022			46,633	43,300
FRB Ser. T-56, Class 2, IO, zero %, 2043			253,773	1

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.881s, 2036			1,067,853	1,636,303
IFB Ser. 05-45, Class DA, 23.734s, 2035			2,270,096	3,419,348
IFB Ser. 05-83, Class QP, 16.908s, 2034			337,654	442,758
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036			58,622	9,121
IFB Ser. 13-81, Class QS, IO, 6.013s, 2041			28,441,174	4,352,833
IFB Ser. 13-41, Class SP, IO, 6.013s, 2040			13,379,766	2,056,604
IFB Ser. 13-18, Class SB, IO, 5.963s, 2041			24,684,721	4,369,196
IFB Ser. 13-92, Class SA, IO, 5.763s, 2043			34,215,437	8,362,253
IFB Ser. 13-103, Class SK, IO, 5.733s, 2043			23,595,631	5,904,540
IFB Ser. 13-128, Class CS, IO, 5.713s, 2043			46,962,406	11,193,959
IFB Ser. 13-102, Class SH, IO, 5.713s, 2043			55,866,599	13,489,549
Ser. 399, Class 2, IO, 5 1/2s, 2039			82,164	17,100
Ser. 374, Class 6, IO, 5 1/2s, 2036			2,999,433	593,168
Ser. 12-132, Class PI, IO, 5s, 2042			39,166,126	8,007,906
Ser. 10-13, Class EI, IO, 5s, 2038			227,021	1,088
Ser. 378, Class 19, IO, 5s, 2035			3,388,611	703,137
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.737s, 2025			4,063,000	4,104,443
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			18,739,310	4,516,923
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			27,659,173	4,710,910
Ser. 409, Class 81, IO, 4 1/2s, 2040			26,467,748	5,778,862
Ser. 404, Class 2, IO, 4 1/2s, 2040			263,908	58,555
Ser. 366, Class 22, IO, 4 1/2s, 2035			2,561,703	162,514
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.187s, 2025			25,090,000	24,377,065
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.187s, 2025			7,789,000	7,567,739
Ser. 418, Class C24, IO, 4s, 2043			54,665,222	11,978,517
Ser. 13-41, Class IP, IO, 4s, 2043			40,660,667	6,669,163
Ser. 13-115, Class CI, 4s, 2043			53,262,199	7,989,436
Ser. 13-44, Class PI, IO, 4s, 2043			19,459,988	3,053,546
Ser. 13-60, Class IP, IO, 4s, 2042			16,339,114	2,919,751
Ser. 13-1, Class PI, IO, 4s, 2042			35,394,236	6,644,914
Ser. 12-96, Class PI, IO, 4s, 2041			6,505,328	1,107,337
Ser. 406, Class 2, IO, 4s, 2041			26,293,266	4,640,761
Ser. 406, Class 1, IO, 4s, 2041			18,489,610	4,041,829
Ser. 409, Class C16, IO, 4s, 2040			17,989,652	3,621,803
Ser. 405, Class 2, IO, 4s, 2040			290,097	61,210
Ser. 418, Class C15, IO, 3 1/2s, 2043			128,004,348	28,324,969
Ser. 13-18, Class IN, IO, 3 1/2s, 2043			59,766,658	9,504,787
Ser. 13-70, Class CI, IO, 3 1/2s, 2043			15,907,661	2,098,220
Ser. 13-49, Class IP, IO, 3 1/2s, 2042			42,032,651	6,213,266
Ser. 13-40, Class YI, IO, 3 1/2s, 2042			36,888,729	5,510,254
Ser. 12-123, Class DI, IO, 3 1/2s, 2041			49,154,738	8,661,065
Ser. 12-151, Class PI, IO, 3s, 2043			69,291,091	8,973,196
Ser. 12-145, Class TI, IO, 3s, 2042			31,145,325	3,158,136
Ser. 13-35, Class IP, IO, 3s, 2042			19,006,942	2,087,794
Ser. 13-53, Class JI, IO, 3s, 2041			34,453,682	4,357,702
Ser. 13-30, Class IP, IO, 3s, 2041			32,470,076	3,084,333
Ser. 13-55, Class AI, IO, 3s, 2033			46,644,730	7,071,414
FRB Ser. 03-W10, Class 1, IO, 0.905s, 2043			6,261,936	133,799
FRB Ser. 00-T6, IO, 0.715s, 2030			7,387,647	156,988
FRB Ser. 01-T1, Class 1, IO, 0.702s, 2040			882,759	14,843
FRB Ser. 01-50, Class B1, IO, 0.409s, 2041			343,115	4,611
FRB Ser. 02-W8, Class 1, IO, 0.311s, 2042			10,980,615	130,395
Ser. 99-51, Class N, PO, zero %, 2029			91,351	82,216

Government National Mortgage Association
IFB Ser. 14-115, Class DS, IO, 6.013s, 2044			44,359,646	10,011,085
IFB Ser. 13-129, Class SN, IO, 5.963s, 2043			20,813,895	3,629,527
IFB Ser. 10-20, Class SC, IO, 5.963s, 2040			16,973,553	2,837,299
IFB Ser. 13-182, Class LS, IO, 5.953s, 2043			34,621,469	7,838,709
IFB Ser. 13-99, Class VS, IO, 5.915s, 2043			23,089,622	4,750,690
IFB Ser. 12-77, Class MS, IO, 5.913s, 2042			21,965,593	5,340,714
IFB Ser. 11-70, Class SM, IO, 5.705s, 2041			28,712,859	4,992,879
IFB Ser. 11-70, Class SH, IO, 5.705s, 2041			30,532,389	5,395,684
Ser. 14-163, Class NI, IO, 5s, 2044			30,798,031	6,789,426
Ser. 14-4, Class PI, IO, 5s, 2043			21,732,100	4,315,126
Ser. 14-25, Class MI, IO, 5s, 2043			23,848,103	5,096,101
Ser. 13-3, Class IT, IO, 5s, 2043			12,651,813	2,776,921
Ser. 13-6, Class IC, IO, 5s, 2043			10,560,066	2,140,631
Ser. 12-146, IO, 5s, 2042			23,044,052	4,733,940
Ser. 13-6, Class CI, IO, 5s, 2042			7,846,167	1,514,232
Ser. 13-130, Class IB, IO, 5s, 2040			20,498,314	2,440,273
Ser. 13-16, Class IB, IO, 5s, 2040			23,280,697	1,674,401
Ser. 11-41, Class BI, IO, 5s, 2040			16,782,951	1,927,723
Ser. 10-35, Class UI, IO, 5s, 2040			64,564,098	13,235,640
Ser. 10-20, Class UI, IO, 5s, 2040			29,437,931	5,774,544
Ser. 10-9, Class UI, IO, 5s, 2040			143,985,998	29,731,957
Ser. 09-121, Class UI, IO, 5s, 2039			64,802,232	13,171,054
Ser. 15-79, Class GI, IO, 5s, 2039			43,175,666	9,471,662
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			37,825,539	7,375,867
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			6,288,032	1,186,426
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			19,251,680	3,637,027
Ser. 13-183, Class JI, IO, 4 1/2s, 2043			39,784,333	6,166,492
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			7,405,373	1,275,872
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			13,252,559	985,858
Ser. 13-167, IO, 4 1/2s, 2040			31,800,547	5,619,208
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			22,789,741	4,407,764
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			55,535,914	11,000,110
Ser. 10-20, Class BI, IO, 4 1/2s, 2040			40,440,367	8,908,204
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			33,785,988	6,567,151
Ser. 14-71, Class PI, IO, 4 1/2s, 2039			49,738,227	9,686,022
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			15,085,216	1,714,284
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			20,886,867	2,170,772
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			6,440,734	426,699
Ser. 14-174, IO, 4s, 2044			36,981,640	7,520,032
Ser. 14-4, Class BI, IO, 4s, 2044			23,294,855	5,891,502
Ser. 14-4, Class IC, IO, 4s, 2044			26,942,423	5,493,291
Ser. 14-163, Class PI, IO, 4s, 2043			37,309,936	6,022,570
Ser. 13-165, Class IL, IO, 4s, 2043			15,191,977	2,634,896
Ser. 13-27, Class IJ, IO, 4s, 2043			19,150,946	3,752,436
Ser. 13-24, Class PI, IO, 4s, 2042			9,417,292	1,710,557
Ser. 12-106, Class QI, IO, 4s, 2042			27,667,821	4,721,237
Ser. 12-56, Class IB, IO, 4s, 2042			11,975,478	2,249,128
Ser. 12-8, Class PI, IO, 4s, 2041			44,350,286	7,348,523
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			25,783,369	2,771,712
Ser. 13-76, IO, 3 1/2s, 2043			69,982,147	9,222,247
Ser. 13-49, Class OI, IO, 3 1/2s, 2043			11,080,141	1,952,986
Ser. 13-28, IO, 3 1/2s, 2043			20,392,307	2,798,366
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			42,442,268	6,141,821
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			41,062,161	5,667,399
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			30,516,084	4,474,268
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			53,289,184	11,457,068
Ser. 12-128, Class IA, IO, 3 1/2s, 2042			45,075,929	9,522,290
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			26,237,743	3,730,482
Ser. 14-62, Class CI, IO, 3 1/2s, 2042			45,181,296	4,969,988
Ser. 13-37, Class LI, IO, 3 1/2s, 2042			48,180,570	6,965,465
Ser. 15-17, Class LI, IO, 3 1/2s, 2040			47,799,052	7,217,657
Ser. 13-79, Class XI, IO, 3 1/2s, 2039			50,712,253	7,470,620
Ser. 12-48, Class AI, IO, 3 1/2s, 2036			21,326,122	3,171,408
Ser. 13-37, Class UI, IO, 3s, 2042			26,334,525	3,298,926
Ser. 13-41, Class MI, IO, 3s, 2041			25,149,222	3,182,886
Ser. 12-103, Class IL, IO, 3s, 2027			76,897,860	8,527,973
Ser. 15-H10, Class BI, IO, 2.105s, 2065			47,608,472	5,832,038
Ser. 15-H03, Class CI, IO, 1.72s, 2065			51,713,812	5,801,643
Ser. 06-36, Class OD, PO, zero %, 2036			22,823	19,912
Ser. 06-64, PO, zero %, 2034			60,339	59,728

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028			101,615	13,210

				882,359,307
Commercial mortgage-backed securities (17.7%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			28,347,000	29,013,240
Ser. 06-1, Class B, 5.49s, 2045			4,164,000	4,198,823

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.497s, 2051			145,030,182	1,076,559

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.515s, 2042			6,655,000	6,775,589
FRB Ser. 05-1, Class C, 5.515s, 2042			8,629,000	8,364,780

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 01-1, Class K, 6 1/8s, 2036			157,494	154,092

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW12, Class AJ, 5.94s, 2038			14,155,000	14,444,371
FRB Ser. 07-PW16, Class AJ, 5.896s, 2040			12,200,000	12,456,810
FRB Ser. 06-PW11, Class AJ, 5.597s, 2039			1,580,000	1,604,194
Ser. 05-PWR7, Class D, 5.304s, 2041			4,190,000	4,183,841
Ser. 05-PWR7, Class C, 5.235s, 2041			4,945,000	4,901,699
Ser. 05-PWR7, Class B, 5.214s, 2041			7,239,000	7,275,195
Ser. 05-PWR9, Class C, 5.055s, 2042			3,745,000	3,739,045

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.597s, 2039			8,260,000	8,249,675

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.327s, 2044			8,486,000	8,441,100
FRB Ser. 07-CD5, Class XS, IO, 0.164s, 2044			112,379,709	347,497

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.76s, 2047			19,789,000	20,989,599

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class B, 5.969s, 2049			14,144,000	14,154,184
Ser. 06-C5, Class AJ, 5.482s, 2049			7,567,000	7,544,072
FRB Ser. 05-C3, Class B, 5.029s, 2043			7,645,234	7,630,096

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class D, 4.604s, 2046			4,309,000	4,092,760

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377s, 2046			22,351,000	22,596,644

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.821s, 2044			1,792,000	1,892,890
FRB Ser. 13-LC6, Class D, 4.43s, 2046			2,887,000	2,740,097
Ser. 12-LC4, Class E, 4 1/4s, 2044			10,009,000	9,042,440
FRB Ser. 14-UBS6, Class D, 4.116s, 2047			13,857,000	12,028,938
Ser. 13-LC13, Class E, 3.719s, 2046			11,140,000	8,479,923
Ser. 14-CR18, Class E, 3.6s, 2047			11,801,000	8,847,465
FRB Ser. 07-C9, Class AJFL, 7/8s, 2049			3,720,000	3,613,348

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.918s, 2039			195,323,293	1,527,682

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.168s, 2041			12,525,000	12,651,503

Credit Suisse First Boston Mortgage Securities Corp.
Ser. 05-C5, Class F, 5.1s, 2038			4,760,000	4,597,973
Ser. 05-C3, Class B, 4.882s, 2037			13,540,000	13,526,460

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			5,092,342	2,546,171

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.586s, 2044			13,254,000	13,867,297

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, Class X, IO, 0.973s, 2020			11,752,536	179,579

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			3,121,100	2,516,790

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class D, 4.986s, 2042			16,043,000	16,102,311

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.449s, 2044			32,957,010	33,008,423

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			2,155,292	2,224,671

GS Mortgage Securities Corp. II Ser. 05-GG4, Class B, 4.841s, 2039			905,507	904,393

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.561s, 2046			7,158,000	6,828,446
FRB Ser. 05-GG4, Class XC, IO, 0.781s, 2039			41,132,078	17,753

GS Mortgage Securities Trust Ser. 06-GG8, Class AJ, 5.622s, 2039			6,591,000	6,690,860

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.822s, 2045			1,570,624	1,676,139
Ser. 11-GC3, Class E, 5s, 2044			8,510,000	8,201,684

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class E, 4.47s, 2047			7,852,000	6,342,071
FRB Ser. 14-C25, Class D, 4.098s, 2047			27,909,000	23,921,197
Ser. 14-C25, Class E, 0.033s, 2047			15,725,000	11,212,695

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			15,363,000	15,949,098
FRB Ser. 06-LDP7, Class B, 6.1s, 2045			9,729,000	6,989,241
FRB Ser. 06-LDP6, Class B, 5.682s, 2043			11,811,500	11,834,614
Ser. 06-LDP6, Class AJ, 5.565s, 2043			3,031,000	3,063,250
Ser. 06-LDP8, Class B, 5.52s, 2045			3,003,000	3,011,589
FRB Ser. 05-LDP3, Class D, 5.325s, 2042			10,753,000	10,755,151
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			13,871,000	13,911,390
FRB Ser. 13-LC11, Class D, 4.381s, 2046			1,283,000	1,200,402

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.384s, 2051			9,324,000	8,953,837
FRB Ser. 11-C3, Class E, 5.753s, 2046			16,380,000	17,454,895
FRB Ser. 12-C6, Class E, 5.372s, 2045			6,615,000	6,687,680
FRB Ser. 12-C8, Class E, 4.821s, 2045			1,389,000	1,354,283
FRB Ser. 13-C13, Class D, 4.191s, 2046			7,489,000	6,993,122
Ser. 13-C13, Class E, 3.986s, 2046			13,925,000	11,369,985
Ser. 13-C10, Class E, 3 1/2s, 2047			14,081,000	11,353,510
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			9,312,000	7,180,483
FRB Ser. 07-CB20, Class X1, IO, 0.451s, 2051			205,774,775	1,392,478

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			3,312,474	3,511,223
Ser. 98-C4, Class J, 5.6s, 2035			3,535,000	3,709,983

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			9,917,000	10,131,802
Ser. 06-C6, Class E, 5.541s, 2039			9,458,000	9,374,486
Ser. 06-C6, Class D, 5.502s, 2039			3,660,000	3,610,590
Ser. 07-C1, Class AJ, 5.484s, 2040			3,228,000	3,259,279
FRB Ser. 06-C6, Class C, 5.482s, 2039			21,075,000	20,581,002
Ser. 06-C1, Class AJ, 5.276s, 2041			7,954,000	8,045,869

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.447s, 2048			9,081,000	7,936,068

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, 0.775s, 2028			35,966	3

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.475s, 2051			4,285,000	4,642,883
FRB Ser. 05-CIP1, Class C, 5.475s, 2038			8,482,000	8,038,307
FRB Ser. 05-CKI1, Class C, 5.46s, 2037			10,136,000	10,080,049
FRB Ser. 05-CIP1, Class B, 5.445s, 2038			6,711,000	6,646,047
Ser. 04-KEY2, Class D, 5.046s, 2039			4,390,000	4,390,000
Ser. 05-MCP1, Class D, 5.023s, 2043			4,029,000	4,022,110

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.001s, 2037			407,178	25,978
FRB Ser. 07-C5, Class X, IO, 5.894s, 2049			4,637,735	521,745

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			27,446,000	27,892,546
Ser. 06-4, Class AJ, 5.239s, 2049			6,799,896	6,899,854

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			9,331,000	9,248,794

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.855s, 2047			20,213,000	18,699,713
FRB Ser. 13-C11, Class D, 4.562s, 2046			4,301,000	4,048,961
FRB Ser. 12-C6, Class G, 4 1/2s, 2045			4,901,000	4,116,840
Ser. 14-C15, Class F, 4s, 2047			8,998,000	6,885,090
Ser. 13-C13, Class F, 3.707s, 2046			7,659,000	5,948,209
Ser. 14-C17, Class E, 3 1/2s, 2047			14,427,000	10,530,173

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class D, 5.862s, 2044			8,530,000	8,689,938
FRB Ser. 06-HQ8, Class D, 5.681s, 2044			8,329,000	8,296,600
Ser. 07-HQ11, Class C, 5.558s, 2044			21,393,000	21,396,851

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.355s, 2049			1,994,870	2,065,548

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6s, 2039			8,693,672	8,210,130

STRIPS III, Ltd. 144A FRB Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			1,590,000	318,000

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			4,625,726	1,156,431

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 13-C6, Class D, 4.495s, 2046			20,972,000	19,608,820
Ser. 13-C6, Class E, 3 1/2s, 2046			18,360,000	14,873,387

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.201s, 2045			27,153,000	27,263,513
FRB Ser. 06-C25, Class AJ, 5.896s, 2043			9,086,000	9,289,526
Ser. 06-C24, Class AJ, 5.658s, 2045			9,216,000	9,308,160
FRB Ser. 05-C21, Class D, 5.432s, 2044			24,100,000	24,223,778
FRB Ser. 05-C20, Class B, 5.363s, 2042			11,476,000	11,493,602
FRB Ser. 07-C34, IO, 0.463s, 2046			62,404,282	468,032

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C11, Class G, 5.365s, 2041			5,825,000	5,793,312

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.937s, 2045			8,580,000	8,078,070
FRB Ser. 13-LC12, Class D, 4.436s, 2046			15,903,111	14,991,473
Ser. 13-LC12, Class E, 3 1/2s, 2046			15,579,000	12,386,197

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.822s, 2044			1,841,000	1,960,665
FRB Ser. 14-C19, Class E, 5.137s, 2047			8,352,000	7,033,436
Ser. 12-C6, Class E, 5s, 2045			7,840,000	6,807,550
Ser. 11-C3, Class E, 5s, 2044			8,644,000	8,250,108
FRB Ser. 12-C9, Class D, 4.963s, 2045			3,717,000	3,590,845
FRB Ser. 13-C18, Class D, 4.827s, 2046			16,570,000	16,072,104
FRB Ser. 13-UBS1, Class E, 4.785s, 2046			11,752,000	10,298,635
FRB Ser. 13-C12, Class D, 4.495s, 2048			6,085,000	5,812,575
Ser. 14-C19, Class D, 4.234s, 2047			15,234,000	13,719,238
Ser. 13-C12, Class E, 3 1/2s, 2048			15,114,000	11,987,114

				1,043,119,314
Residential mortgage-backed securities (non-agency) (11.9%)

APS Resecuritization Trust 144A FRB Ser. 15-1, Class 2M, 0.327s, 2054			12,084,000	9,206,558

Banc of America Funding Trust
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			9,652,370	9,266,276
FRB Ser. 14-R7, Class 3A2, 2.621s, 2036			4,879,406	3,903,525

Banc of America Funding Trust 144A FRB Ser. 15-R2, Class 7A2, 0.467s, 2036			10,412,870	7,913,782

Barclays Capital, LLC Trust 144A FRB Ser. 12-RR2, Class 5A15, 6.148s, 2036			18,715,183	17,901,073

BCAP, LLC 144A FRB Ser. 13-RR1, Class 9A4, 5.719s, 2036			2,377,000	2,404,336

BCAP, LLC Trust
FRB Ser. 15-RR5, Class 2A3, 1.216s, 2046			4,301,912	3,330,970
FRB Ser. 12-RR5, Class 4A8, 0.355s, 2035			20,524,000	18,715,308

BCAP, LLC Trust 144A
FRB Ser. 12-RR10, Class 9A2, 2.708s, 2035			9,361,295	8,893,230
FRB Ser. 10-RR11, Class 6A2, 2.623s, 2036			7,997,586	4,728,573
FRB Ser. 15-RR2, Class 26A2, 2.62s, 2036			4,331,753	3,846,163
FRB Ser. 09-RR10, Class 7A2, 2.41s, 2035			7,941,178	7,385,296
FRB Ser. 09-RR6, Class 1A2, 2.41s, 2035			7,751,421	7,053,793
FRB Ser. 11-RR3, Class 3A6, 2.185s, 2036			12,544,600	7,181,783
FRB Ser. 15-RR6, Class 3A2, 1.076s, 2046			6,590,000	5,667,400

Bear Stearns Alt-A Trust FRB Ser. 05-4, Class 1M1, 0.862s, 2035			9,463,000	6,978,963

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 04-FR3, Class M6, 5.06s, 2034			256,410	171,421
FRB Ser. 06-SD2, Class M3, 0.987s, 2036(F)			5,574,000	4,415,723
FRB Ser. 05-AQ2, Class M1, 0.677s, 2035			11,708,000	10,003,315
FRB Ser. 06-HE5, Class M1, 0.487s, 2036			7,680,000	5,529,600

Citigroup Mortgage Loan Trust FRB Ser. 07-WFH2, Class M1, 0.587s, 2037(F)			31,001,000	24,977,506

Citigroup Mortgage Loan Trust 144A
FRB Ser. 12-4, Class 3A2, 2.65s, 2036			9,127,636	8,078,414
FRB Ser. 09-2, Class 1A2, 2.631s, 2036			8,305,073	7,080,075
FRB Ser. 13-7, Class 3A2, 2.58s, 2035			6,467,754	5,772,470
FRB Ser. 15-6, Class 1A2, 0.397s, 2030			9,178,631	5,966,110

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A3, 1.718s, 2035			14,561,680	12,737,664
FRB Ser. 05-76, Class 2A1, 1.158s, 2036(F)			8,719,483	7,721,102
FRB Ser. 05-38, Class A3, 0.537s, 2035			60,953,070	52,797,549
FRB Ser. 05-59, Class 1A1, 0.517s, 2035			49,463,444	40,189,048
FRB Ser. 05-62, Class 1A1, 0.487s, 2035			31,725,706	26,237,159
FRB Ser. 06-OC2, Class 2A3, 0.477s, 2036			26,468,183	23,151,720
FRB Ser. 06-OA8, Class 1A1, 0.377s, 2046			11,808,938	9,677,425

Countrywide Asset-Backed Certificates Trust
Ser. 05-3, Class MF1, 5.277s, 2035			11,503,634	10,583,343
FRB Ser. 05-4, Class MV5, 0.855s, 2035(F)			12,800,000	9,856,000
FRB Ser. 05-14, Class M3, 0.677s, 2036(F)			14,573,000	10,201,100
FRB Ser. 05-16, Class MV2, 0.665s, 2036			8,015,000	6,011,250
FRB Ser. 05-17, Class MV1, 0.645s, 2036(F)			16,250,000	12,761,336
FRB Ser. 06-3, Class M1, 0.557s, 2036(F)			8,000,000	6,000,000
FRB Ser. 06-4, Class M1, 0.537s, 2036			19,375,000	14,143,750
FRB Ser. 06-13, Class 3AV3, 0.435s, 2037(F)			7,296,000	5,435,520

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 1A1, 0.387s, 2046(F)			6,003,200	5,078,708

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 10-2R, Class 2A6, 2.566s, 2036			7,000,000	6,151,600

CSMC Trust 144A
FRB Ser. 13-3R, Class 5A2, 2.519s, 2036			10,449,745	7,628,314
FRB Ser. 13-3R, Class 4A2, 2.436s, 2036			8,521,841	6,753,559
FRB Ser. 13-5R, Class 1A6, 0.449s, 2036			17,525,000	14,195,250

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes
FRB Ser. 15-DN1, Class B, 11.687s, 2025			14,910,000	17,890,522
FRB Ser. 15-DNA1, Class B, 9.387s, 2027			12,403,000	14,730,721
FRB Ser. 15-DNA2, Class B, 7.737s, 2027			12,770,000	12,975,597

First Franklin Mortgage Loan Trust FRB Ser. 05-FF4, Class M4, 0.837s, 2035(F)			13,725,000	10,593,984

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	2,706,624	4,322,528
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	7,263,000	8,161,929

Green Tree Home Improvement Loan Trust
Ser. 95-D, Class B2, 7.45s, 2025			$9,651	9,635
Ser. 95-F, Class B2, 7.1s, 2021			12,114	12,102

GSAA Trust
FRB Ser. 05-4, Class M2, 0.887s, 2035			8,305,000	6,581,040
FRB Ser. 05-8, Class M1, 0.677s, 2035			11,350,000	8,512,500

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R3, Class 8B, 2.254s, 2047			8,645,952	5,144,341
Ser. 15-R4, Class CB2, 0.598s, 2047			3,076,000	2,214,720
Ser. 15-R4, Class CB3, 0.598s, 2047			590,309	290,196

MortgageIT Trust
FRB Ser. 05-3, Class M1, 0.657s, 2035			5,432,666	4,875,818
FRB Ser. 05-5, Class M1, 0.637s, 2035			13,446,039	11,484,578
FRB Ser. 05-3, Class A2, 0.537s, 2035			6,700,322	6,010,859

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			6,130,904	6,130,904

Nomura Home Equity Loan, Inc., Home Equity Loan Trust FRB Ser. 06-WF1, Class M2, 0.477s, 2036			6,085,000	4,639,813

Nomura Resecuritization Trust 144A FRB Ser. 14-7R, Class 2A3, 0.385s, 2035			7,502,032	6,301,707

Residential Asset Mortgage Products Trust FRB Ser. 05-RZ4, Class M3, 0.707s, 2035			7,175,000	5,901,438

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.687s, 2045			15,338,767	13,498,115
FRB Ser. 05-AR13, Class A1C3, 0.677s, 2045			30,352,379	26,710,093
FRB Ser. 05-AR8, Class 2AC2, 0.647s, 2045			9,574,884	8,603,033
FRB Ser. 05-AR13, Class A1B2, 0.617s, 2045			6,870,003	6,165,828
FRB Ser. 05-AR17, Class A1B2, 0.597s, 2045			2,485,189	2,149,689
FRB Ser. 05-AR19, Class A1C4, 0.587s, 2045			5,740,420	5,025,164
FRB Ser. 05-AR8, Class 2AC3, 0.577s, 2045			3,318,912	2,962,129
FRB Ser. 05-AR1, Class A1B, 0.577s, 2045			4,901,711	4,494,869
FRB Ser. 05-AR6, Class 2A1C, 0.527s, 2045			12,053,868	10,788,134

				700,865,046

Total mortgage-backed securities (cost $2,571,462,155)				$2,626,343,667

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (36.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$446,857	$511,123

				511,123
U.S. Government Agency Mortgage Obligations (36.0%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4s, TBA, July 1, 2045			44,000,000	46,526,564

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, July 1, 2045			23,000,000	25,835,468
4 1/2s, TBA, July 1, 2045			48,000,000	51,896,251
4s, TBA, July 1, 2045			1,000,000	1,059,375
3 1/2s, TBA, July 1, 2045			737,000,000	759,397,872
3s, TBA, July 1, 2045			1,240,000,000	1,234,962,500
3s, TBA, June 1, 2045			2,000,000	1,993,828

				2,121,671,858

Total U.S. government and agency mortgage obligations (cost $2,145,437,054)				$2,122,182,981

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, February 15, 2041(i)			$145,835	$182,094

U.S. Treasury Notes 1.000%, May 31, 2018(i)			436,000	436,510

Total U.S. treasury obligations (cost $618,604)				$618,604

CORPORATE BONDS AND NOTES (32.3%)(a)
			Principal amount	Value

Basic materials (3.3%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$4,562,000	$4,653,240

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			4,427,000	5,290,265

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			1,760,000	1,760,000

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			1,517,000	1,509,415

ArcelorMittal SA sr. unsec. unsub. notes 5 1/4s, 2017 (France)			500,000	519,375

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			3,567,000	3,754,268

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			3,730,000	3,692,700

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			3,529,000	3,776,030

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			955,000	1,062,438

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			1,100,000	1,088,670

Cemex SAB de CV 144A company guaranty sr. notes 7 1/4s, 2021 (Mexico)			4,650,000	4,906,680

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			2,985,000	3,133,355

Cemex SAB de CV 144A company guaranty sr. notes 6 1/8s, 2025 (Mexico)			800,000	789,360

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)			200,000	204,940

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)			2,190,000	2,085,975

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			1,305,000	1,265,850

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			2,491,000	2,413,156

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			4,447,000	4,369,178

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			4,935,000	4,935,000

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			5,899,000	6,096,617

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			1,878,000	1,859,032

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			1,725,000	1,649,531

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			3,676,000	3,510,580

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			5,720,000	6,048,900

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			2,762,000	3,190,110

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			4,385,000	4,445,294

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			1,270,000	1,165,225

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			6,464,000	6,900,320

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			6,675,000	6,658,313

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			2,358,000	2,322,630

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			4,265,000	4,328,975

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			2,472,000	2,638,860

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			2,467,000	2,257,305

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			2,634,000	2,805,210

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			3,146,000	3,381,950

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			5,118,000	4,593,405

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			5,118,000	51

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			3,718,000	3,662,230

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			2,805,000	2,833,316

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			880,000	883,300

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			6,025,000	6,266,000

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			2,185,000	2,266,938

PQ Corp. 144A sr. notes 8 3/4s, 2018			3,643,000	3,715,860

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			329,000	336,403

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			4,766,000	4,801,745

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022			7,308,000	7,116,165

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			4,691,000	4,737,910

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			915,000	921,863

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			2,730,000	3,009,825

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			4,264,000	4,279,990

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			1,161,000	1,143,585

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			985,000	1,039,175

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			2,371,000	2,928,185

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			305,000	319,106

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			1,405,000	1,478,763

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			1,985,000	1,985,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			1,557,000	1,545,323

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			585,000	586,170

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			4,808,000	4,687,800

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			3,057,000	2,827,725

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023			1,050,000	1,060,500

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			865,000	909,331

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			3,621,000	3,607,421

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			1,745,000	1,649,025

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			5,055,000	5,118,188

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			4,045,000	4,075,338

				194,854,383
Capital goods (2.3%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			8,472,000	8,768,520

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			6,529,000	7,377,770

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			863,000	906,150

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			2,480,000	2,461,400

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			3,875,000	3,870,156

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			2,699,000	2,752,980

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			2,690,000	2,669,825

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			4,762,000	4,619,140

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			1,440,000	1,445,400

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			4,903,000	4,449,473

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			3,624,000	3,932,040

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			1,392,000	1,314,577

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			2,765,000	3,103,713

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			2,270,000	2,355,125

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			8,649,000	7,816,534

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			1,800,000	1,831,500

KION Finance SA 144A sr. unsub. notes 6 3/4s, 2020 (Luxembourg)		EUR	590,000	693,543

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			$2,756,000	2,783,257

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			1,150,000	1,555,743

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			6,123,000	6,597,533

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			6,299,000	5,747,838

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			2,445,000	2,487,788

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			3,610,000	3,817,575

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			3,150,000	3,142,125

Oshkosh Corp. company guaranty sr. sub. unsec. notes 5 3/8s, 2025			1,865,000	1,865,000

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			7,965,000	8,144,213

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			3,235,000	3,162,213

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			6,468,000	6,807,570

Rexam PLC unsec. sub. FRB 6 3/4s, 2067 (United Kingdom)		EUR	560,000	634,430

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			$395,000	414,750

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)			2,120,000	2,196,786

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 3/4s, 2022 (Netherlands)(PIK)			950,000	1,026,000

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			7,525,000	7,562,625

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			525,000	564,375

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			6,195,000	6,117,563

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			1,373,000	1,364,419

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			4,645,000	4,496,964

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			2,850,000	2,791,718

				133,648,331
Communication services (3.6%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			1,050,000	1,042,125

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2025 (Luxembourg)			540,000	532,575

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			11,145,000	10,796,719

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)			680,000	639,200

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			2,000,000	2,180,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			244,000	263,520

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			3,189,000	3,332,505

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			1,609,000	1,584,865

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			7,587,000	7,368,874

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			5,626,000	5,643,581

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			380,000	380,475

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			6,459,000	6,505,828

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			1,520,000	1,527,600

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			3,728,000	3,578,880

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			4,210,000	4,441,550

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			1,150,000	1,152,875

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			5,575,000	5,449,563

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			3,940,000	3,784,863

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			3,295,000	2,998,450

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			475,000	421,563

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			1,949,000	1,927,074

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			2,819,000	2,339,770

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			7,136,000	5,958,560

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			1,470,000	1,390,988

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			3,105,000	3,081,713

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			183,000	194,209

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			1,720,000	1,803,764

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			4,399,000	4,442,990

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			7,016,000	6,875,680

Numericable Group SA 144A sr. notes 6s, 2022 (France)			6,270,000	6,160,275

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)		EUR	860,000	968,358

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$2,618,000	2,611,455

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			1,375,000	1,569,743

Sprint Capital Corp. company guaranty 6 7/8s, 2028			5,995,000	5,155,700

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			3,538,000	3,502,620

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			3,070,000	3,466,828

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			10,036,000	9,788,111

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			7,645,000	7,453,875

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			800,000	832,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			5,871,000	6,091,163

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			3,740,000	3,824,150

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			4,663,000	4,779,575

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			4,357,000	4,476,818

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			3,889,000	3,981,364

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	2,690,000	3,268,496

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	790,000	950,089

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	1,989,000	2,394,831

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	2,174,400	2,605,939

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	1,917,000	2,254,241

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$8,535,000	8,513,663

Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2025 (United Kingdom)		EUR	3,165,000	3,505,034

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	1,944,000	3,177,393

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$5,867,000	5,500,313

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			8,658,000	9,242,415

Wind Acquisition Finance SA 144A company guaranty sr. notes 4s, 2020 (Luxembourg)		EUR	2,375,000	2,646,338

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			$3,490,000	3,529,263

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,626,000	1,727,625

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			2,760,000	2,525,400

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			1,595,000	1,297,931

Ziggo Bond Finance BV 144A sr. unsec. notes 4 5/8s, 2025 (Netherlands)		EUR	1,025,000	1,130,494

				210,571,859
Consumer cyclicals (5.4%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			$2,740,000	2,781,100

AMC Entertainment, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2025			2,055,000	2,013,900

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			665,000	709,888

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			1,696,000	1,683,280

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			2,336,000	1,787,040

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			2,343,000	2,401,575

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			2,839,000	2,825,997

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			3,785,000	3,756,234

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			6,106,000	5,995,176

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			775,000	783,680

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			945,000	970,988

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			916,000	907,985

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			3,261,000	3,134,636

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			566,000	598,545

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			1,357,000	1,414,673

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			7,827,000	8,149,864

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,394,000	2,196,495

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			2,155,000	2,128,063

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			7,056,000	7,360,290

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			1,441,000	1,477,025

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			2,260,000	2,423,850

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			1,330,000	1,389,850

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			930,000	973,013

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			6,058,000	6,603,220

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			1,450,000	1,526,125

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			1,476,000	1,520,280

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			2,000,000	1,954,800

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			1,000,000	1,115,555

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			739,000	731,935

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			2,617,000	2,666,069

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			4,821,000	4,905,368

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			885,000	908,231

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			5,388,000	5,711,280

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	4,536,000	3,767,894

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			$900,000	1,038,897

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	25,900,000	1,393,665

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$5,340,000	5,660,400

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			2,540,000	2,571,750

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			5,904,000	5,343,120

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			6,482,000	6,177,346

Interactive Data Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2019			889,000	893,445

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			2,633,000	2,705,408

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			495,000	490,050

JC Penney Corp, Inc. company guaranty sr. unsec. notes 5 3/4s, 2018			930,000	910,238

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			603,000	544,208

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			700,000	626,500

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			4,914,000	4,625,303

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			1,807,000	1,998,994

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			1,325,000	1,394,563

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			2,567,000	2,656,845

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			2,250,000	2,275,313

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			3,268,000	3,464,080

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			5,759,000	5,658,218

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			1,000,000	1,012,500

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			1,370,000	1,397,400

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			2,330,000	2,411,550

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			1,515,000	1,539,619

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			3,490,000	3,367,850

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			2,505,000	2,536,313

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			5,373,000	5,695,380

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			3,473,000	3,499,048

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			3,544,000	3,703,480

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			7,785,776	8,282,119

Navistar International Corp. sr. notes 8 1/4s, 2021			1,311,000	1,252,005

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			1,317,000	1,323,585

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			4,696,000	5,042,330

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			1,280,000	1,347,200

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			6,477,000	6,517,481

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			1,903,000	2,031,453

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			2,510,000	2,597,850

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			4,537,000	4,661,768

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 5 5/8s, 2024			822,000	840,495

Owens Corning company guaranty sr. unsec. notes 9s, 2019			692,000	825,386

Owens Corning company guaranty sr. unsec. unsub. notes 4.2s, 2024			3,560,000	3,488,540

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			5,054,000	5,091,905

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			4,243,000	4,412,720

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			3,010,000	3,047,625

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			1,933,000	2,003,071

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			2,278,000	2,340,645

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,625,000	1,868,750

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035			280,000	272,300

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			3,275,000	3,242,250

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			4,114,000	4,160,077

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			350,000	367,063

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			2,820,000	3,010,350

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			3,155,000	3,107,675

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			1,084,000	1,024,380

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			6,260,000	5,993,950

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			1,000,000	777,500

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			3,145,000	3,247,213

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			2,019,000	2,084,618

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			528,000	531,960

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			781,000	802,478

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			6,332,000	6,189,530

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			4,426,000	4,459,195

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			4,742,000	4,884,260

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			200,000	209,000

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			6,791,000	6,943,798

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			90,000	95,850

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			215,000	227,363

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			662,000	697,086

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			2,045,000	2,075,675

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			3,996,000	4,235,760

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			1,770,000	1,823,100

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			3,699,000	3,514,050

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			1,170,000	1,126,125

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			6,096,000	6,004,560

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			1,617,000	1,655,404

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			5,252,000	5,212,610

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6 3/4s, 2021 (United Kingdom)		EUR	7,112,000	8,199,738

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024			$6,514,000	6,383,720

Tribune Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			2,895,000	2,916,713

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			2,084,000	2,193,410

				319,509,076
Consumer staples (1.9%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	11,100,000	3,494,299

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			$3,455,000	3,446,363

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			8,331,000	8,830,860

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			2,185,000	2,157,688

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			3,081,000	3,003,975

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			1,460,000	1,439,925

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			7,210,000	7,408,275

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			4,887,000	5,021,393

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			1,892,000	1,877,810

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			6,833,000	7,225,898

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			470,000	462,950

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			2,850,000	2,793,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			1,349,000	1,470,707

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			6,545,000	6,414,100

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			1,337,000	1,330,315

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			2,870,000	2,916,638

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			5,410,000	4,382,100

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			1,220,000	1,203,225

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			680,000	720,800

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			3,515,000	3,703,931

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			1,675,000	1,765,031

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			915,000	949,313

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			6,986,000	7,492,485

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			1,729,000	1,746,290

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			2,010,000	2,010,000

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			4,928,000	4,829,440

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			3,770,000	3,883,100

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			4,606,000	4,985,995

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			2,683,000	2,642,755

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			2,680,000	2,596,250

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			920,000	985,550

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			1,582,000	1,615,618

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			2,372,000	2,336,420

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			4,080,000	4,304,400

				111,446,899
Energy (5.3%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			1,950,000	117,000

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			2,315,000	2,187,675

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			2,090,000	2,019,463

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			4,494,000	4,314,240

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			4,677,000	4,337,918

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			407,000	382,580

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			316,000	291,794

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024			6,378,000	5,485,080

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			2,160,000	1,900,800

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,640,000	1,336,600

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			260,000	192,400

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			4,547,700	3,308,452

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			2,510,000	2,271,550

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			1,572,000	1,363,710

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			1,607,000	1,510,580

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			3,280,000	3,419,400

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			4,633,000	4,633,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			896,000	891,520

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			3,920,000	3,332,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			4,701,000	4,207,395

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			2,050,000	1,296,625

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			4,701,000	4,465,950

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021			1,011,000	975,615

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			1,777,000	1,883,620

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			438,000	469,755

FTS International, Inc. 144A company guaranty sr. FRN 7.783s, 2020			1,555,000	1,547,362

Gazprom OAO Via Gaz Capital SA sr. unsec. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)			1,810,000	1,791,900

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			1,280,000	1,260,800

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			3,305,000	3,672,681

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			5,650,000	5,918,375

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			2,835,000	1,906,538

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			6,018,000	3,956,835

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			1,625,000	1,755,000

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			780,000	813,150

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			3,725,000	3,492,933

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			1,492,000	880,280

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			4,432,000	2,847,560

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			3,185,000	2,388,750

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			2,945,000	2,378,088

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			5,945,000	4,651,963

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 6 1/8s, 2020 (Russia)			5,000,000	5,088,250

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			1,700,000	1,518,100

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			2,380,000	2,457,945

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			4,300,000	4,386,000

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			2,095,000	2,074,050

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			818,000	815,955

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			4,889,000	4,962,335

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			2,250,000	1,371,105

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			2,223,000	1,356,030

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			1,640,000	541,200

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			5,795,000	1,883,375

Pertamina Persero PT 144A sr. unsec. notes 6.45s, 2044 (Indonesia)			3,950,000	3,890,750

Pertamina Persero PT 144A sr. unsec. notes 5 1/4s, 2021 (Indonesia)			10,300,000	10,673,890

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			720,000	726,300

Pertamina Persero PT 144A sr. unsec. unsub. notes 6s, 2042 (Indonesia)			1,425,000	1,321,973

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			5,465,000	5,232,738

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			29,790,000	14,895,000

Petroleos de Venezuela SA company guaranty sr. unsec. notes Ser. REGS, 8 1/2s, 2017 (Venezuela)			6,250,000	4,281,250

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			14,670,000	4,973,130

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			18,806,000	12,421,363

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			2,313,000	2,252,862

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			55,904,000	38,294,240

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			24,565,000	8,659,163

Petroleos de Venezuela SA 144A company guaranty sr. unsec. unsub. notes 9s, 2021 (Venezuela)			3,810,000	1,552,575

Petroleos Mexicanos company guaranty sr. unsec. notes 6 1/2s, 2041 (Mexico)			1,000,000	1,040,000

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			1,865,000	1,913,956

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			1,665,000	1,706,625

Petroleos Mexicanos company guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)			760,000	801,800

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			3,860,000	3,779,554

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			13,745,000	12,890,501

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Mexico)			2,097,000	2,122,179

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			1,837,000	1,795,668

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			2,055,000	1,988,213

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			3,130,000	3,119,233

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			3,810,000	3,962,400

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			1,640,000	1,633,850

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			2,885,000	3,036,491

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			705,000	729,675

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			3,925,000	225,688

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			4,030,000	3,657,225

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			2,090,000	2,220,625

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			3,730,000	2,349,900

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			4,236,000	3,770,040

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			985,000	1,009,625

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	488,000	347,734

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$2,590,000	2,356,900

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			655,000	457,845

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			1,655,000	1,282,625

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			5,381,000	5,219,570

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			5,725,000	5,624,813

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			765,000	812,813

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			5,409,000	5,334,626

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			5,215,000	5,149,813

				311,826,503
Financials (5.0%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			7,019,000	6,913,715

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			7,654,000	9,165,665

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			3,135,000	3,691,463

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			5,590,000	6,512,350

American International Group, Inc. jr. sub. FRB 8.175s, 2058			1,221,000	1,616,604

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	15,215,000	17,463,167

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			$600,000	648,000

Banco do Brasil SA/Cayman 144A jr. unsec. sub. FRN 9s, perpetual maturity (Brazil)			14,000,000	12,600,000

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,200,000	1,185,965

Banco Nacional de Costa Rica 144A sr. unsec. notes 4 7/8s, 2018 (Costa Rica)			2,200,000	2,224,860

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			1,685,000	1,743,975

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			1,600,000	1,656,000

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			3,641,000	3,677,410

CIT Group, Inc. sr. unsec. notes 5s, 2023			2,850,000	2,842,875

CIT Group, Inc. sr. unsec. notes 5s, 2022			4,115,000	4,073,850

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			1,350,000	1,407,375

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			1,960,000	1,945,300

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			2,885,000	3,061,706

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			1,710,000	1,782,675

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			2,620,000	1,899,500

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			1,845,000	1,874,889

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			1,955,000	1,984,325

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			785,000	915,577

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			1,939,000	991,314

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			3,626,000	3,635,065

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s, perpetual maturity (Switzerland)			870,000	909,150

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)			415,000	396,325

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			3,462,000	2,622,465

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			3,250,000	4,058,438

Dresdner Funding Trust I 144A bonds 8.151s, 2031			3,659,000	4,569,176

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			3,145,000	3,223,625

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			3,220,000	3,179,750

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066			1,328,000	810,080

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB 5.13s, perpetual maturity (Jersey)		EUR	1,092,000	1,241,764

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			$2,425,000	2,412,875

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			3,400,000	3,468,000

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			6,330,000	6,448,688

iStar Financial, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)			2,445,000	2,405,269

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			2,250,000	2,356,875

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			2,413,000	2,379,821

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			2,775,000	3,389,710

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	2,415,000	6,583,576

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			$2,300,000	2,578,875

MetLife Capital Trust X 144A jr. sub. FRB 9 1/4s, 2068			935,000	1,316,013

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			2,405,000	2,570,344

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			1,255,000	1,251,863

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			3,743,000	3,485,669

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2019			1,840,000	1,720,400

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			3,052,000	3,181,710

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			2,135,000	2,215,063

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			1,683,000	1,779,773

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			3,210,000	3,149,813

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			4,740,000	4,503,000

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			6,765,000	7,255,463

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.092s, perpetual maturity (United Kingdom)		EUR	2,550,000	3,041,867

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			$1,495,000	1,493,181

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			2,100,000	2,031,750

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			5,010,000	5,026,433

Societe Generale SA 144A jr. unsec. sub. FRB 7 7/8s, perpetual maturity (France)			2,213,000	2,235,130

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			3,395,000	3,348,319

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			1,295,000	1,405,075

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			6,002,000	6,069,222

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			1,665,000	1,668,162

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			2,000,000	1,990,000

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			2,928,000	2,400,960

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	2,000,000	2,463,818

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (Ukraine)			$3,400,000	2,601,000

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			4,116,000	4,177,740

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)			2,200,000	1,914,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			1,956,000	1,755,510

VTB Bank OJSC 144A jr. unsec. sub. FRN 9 1/2s, perpetual maturity (Russia)			4,010,000	3,619,025

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			22,451,000	22,704,023

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.551s, 2020 (Russia)			5,000,000	4,968,750

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			37,900,000	34,071,342

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			2,770,000	2,569,175

				292,531,680
Health care (2.5%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			2,200,000	2,266,000

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			2,005,000	1,989,963

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			2,247,000	2,286,581

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			3,556,000	3,662,680

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			2,024,000	2,061,950

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			1,126,000	1,154,150

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			570,000	601,350

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			2,655,000	2,655,000

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			1,584,000	1,556,280

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			2,010,000	2,110,500

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			4,396,000	3,857,490

Crown Newco 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	1,830,487	2,969,627

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			$1,657,000	1,629,038

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			4,543,000	4,736,078

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			6,586,000	6,668,325

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			4,173,000	4,120,838

Endo Finance, LLC/Endo, Ltd./Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025			875,000	889,219

Endo Finance, LLC/Endo, Ltd./Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2023			2,765,000	2,827,213

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			2,160,000	2,163,456

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			4,717,000	4,941,058

HCA, Inc. company guaranty sr. notes 5 7/8s, 2022			2,000,000	2,175,000

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			1,065,000	1,082,360

HCA, Inc. sr. notes 6 1/2s, 2020			6,640,000	7,420,200

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			741,000	851,224

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022			2,075,000	2,119,094

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			4,057,000	4,143,008

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			3,624,000	3,859,560

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			4,119,000	4,386,735

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			2,806,000	2,728,835

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			3,145,000	3,216,785

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			1,256,000	1,343,920

Service Corporation International sr. unsec. notes 7s, 2017			3,136,000	3,371,200

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			6,218,000	6,497,810

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			3,965,000	4,163,250

Service Corporation International sr. unsec. unsub. notes 4 1/2s, 2020			1,933,000	1,978,909

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			2,258,000	2,291,870

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024			905,000	916,494

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			2,470,000	2,445,300

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			1,919,000	1,875,823

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			2,677,000	2,917,930

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			6,097,000	6,500,926

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			575,000	583,984

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.786s, 2020			3,355,000	3,384,356

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			350,000	364,000

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			2,560,000	2,694,400

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			2,062,000	2,108,395

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			1,705,000	1,717,788

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025			3,185,000	3,280,550

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023			3,557,000	3,645,925

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020			3,403,000	3,496,583

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			5,490,000	5,709,600

				148,418,610
Technology (1.3%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			2,900,000	3,052,250

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			5,785,000	6,103,175

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			1,786,000	1,473,450

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			7,236,000	7,073,190

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			1,550,000	1,544,188

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			2,756,000	3,059,160

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			2,529,000	2,845,125

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			9,056,000	9,554,080

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			318,000	336,285

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			2,380,000	2,439,500

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			2,336,000	2,476,160

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			5,345,000	5,438,538

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			3,445,000	3,600,025

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			3,529,000	3,590,758

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			4,512,000	4,325,880

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			7,520,000	7,548,200

SunGard Data Systems, Inc. company guaranty sr. unsec. notes 7 3/8s, 2018			1,000,000	1,035,500

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			1,315,000	1,357,738

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			2,065,000	1,817,200

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	1,550,000	1,873,689

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	3,425,000	4,024,666

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			$5,022,000	5,436,315

				80,005,072
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			4,120,000	3,903,700

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			6,480,000	6,561,000

				10,464,700
Utilities and power (1.5%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			5,679,000	6,559,245

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			8,405,000	8,152,850

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			1,960,000	2,148,650

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			965,000	919,163

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			8,468,000	8,235,130

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			4,105,000	4,341,038

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			510,000	540,600

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)			3,625,000	3,674,663

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 5 3/4s, 2021 (Brazil)			500,000	462,500

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			2,495,000	2,670,458

Dynegy, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			385,000	403,288

Dynegy, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			8,464,000	8,806,792

Dynegy, Inc. 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			260,000	274,950

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			2,976,000	3,670,726

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			2,773,024	3,157,782

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			2,415,000	2,722,913

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			1,185,000	1,244,250

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			2,584,000	2,768,110

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			1,530,000	1,533,825

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			2,237,000	2,276,148

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			530,000	540,600

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			6,375,000	6,789,375

NRG Energy, Inc. company guaranty sr. unsec. notes 6 1/4s, 2022			2,165,000	2,197,475

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			2,691,000	2,711,183

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			499,000	525,821

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			4,233,000	4,506,088

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,140,000	1,160,292

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			1,655,000	1,681,144

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			550,000	530,750

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			3,692,000	3,747,380

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			1,440,000	878,400

				89,831,589

Total corporate bonds and notes (cost $1,992,599,115)				$1,903,108,702

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.5%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$9,835,297	$9,269,767

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			26,040,000	25,415,040

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			23,098,000	23,397,812

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			2,390,000	2,246,600

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			61,033,518	51,756,423

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			64,852,670	62,355,842

Bahamas (Commonwealth of) 144A sr. unsec. notes 5 3/4s, 2024 (Bahamas)			1,800,000	1,954,489

Banco Nacional de Desenvolvimento Economico e Social 144A sr. unsec. notes 5 3/4s, 2023 (Brazil)			5,000,000	5,118,750

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			3,755,000	3,923,254

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil) (units)		BRL	7,250	2,215,407

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			$4,515,000	4,515,000

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			25,964,186	25,379,992

Costa Rica (Republic of) 144A unsec. notes 7s, 2044 (Costa Rica)			1,500,000	1,451,250

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			10,550,000	11,130,250

Egypt (Government of) 144A sr. unsec. notes 5 7/8s, 2025 (Egypt)			2,710,000	2,642,250

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			1,276,000	1,314,280

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			5,289,897	4,827,031

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	45,887,000	28,075,018

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	80,904,000	50,483,486

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece)(STP)		EUR	6,263,617	2,616,177

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece)(STP)		EUR	1,076,201	451,126

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece)(STP)		EUR	8,897,079	3,712,844

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece)(STP)		EUR	4,995,875	2,076,365

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece)(STP)		EUR	3,198,892	1,327,692

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece)(STP)		EUR	4,401,499	1,826,242

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece)(STP)		EUR	3,712,854	1,548,088

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece)(STP)		EUR	3,974,871	1,672,891

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece)(STP)		EUR	11,482,191	4,855,515

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece)(STP)		EUR	7,498,966	3,215,340

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece)(STP)		EUR	17,548,392	7,605,630

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece)(STP)		EUR	12,166,577	5,344,178

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece)(STP)		EUR	17,850,352	7,947,646

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece)(STP)		EUR	31,336,779	14,518,618

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	21,683,486	10,217,309

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	17,939,294	8,719,832

Indonesia (Republic of) 144A sr. unsec. notes 5 1/8s, 2045 (Indonesia)			$6,310,000	6,010,275

Indonesia (Republic of) 144A sr. unsec. notes 4 1/8s, 2025 (Indonesia)			2,210,000	2,168,563

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			5,860,000	5,508,400

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			3,255,000	3,678,150

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			2,905,000	2,334,894

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s, 2024 (Kenya)			3,400,000	3,460,180

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			3,170,000	3,514,262

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			3,400,000	3,187,500

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			1,925,000	1,884,094

Turkey (Republic of) sr. unsec. unsub. bonds 4 1/4s, 2026 (Turkey)			3,000,000	2,865,000

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			5,035,000	2,410,506

United Mexican States sr. unsec. unsub. notes Ser. MTN, 4 3/4s, 2044 (Mexico)			150,000	143,109

Venezuela (Bolivarian Republic of) sr. unsec. bonds 9 1/4s, 2028 (Venezuela)			4,300,000	1,666,250

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			2,900,000	1,032,400

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds 9 1/4s, 2027 (Venezuela)			9,105,000	3,883,283

Venezuela (Bolivarian Republic of) unsec. bonds 5 3/4s, 2016 (Venezuela)			2,000,000	1,635,000

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			4,935,000	3,207,750

Vietnam (Republic of) 144A sr. unsec. bonds 4.8s, 2024 (Vietnam)			600,000	600,000

Total foreign government and agency bonds and notes (cost $587,691,767)				$444,317,050

SENIOR LOANS (2.3%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			$1,782,000	$1,719,630

HD Supply, Inc. bank term loan FRN Ser. B, 4s, 2018			992,366	991,870

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			559,470	556,952

				3,268,452
Capital goods (0.1%)

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019			1,943,391	1,918,613

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			2,246,028	2,209,530

TransDigm, Inc. bank term loan FRN Ser. E, 3 1/2s, 2022			788,120	777,987

				4,906,130
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			4,695,000	4,760,730

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			1,754,505	1,755,722

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			1,360,000	1,349,376

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 5s, 2022			3,105,000	3,080,744

				10,946,572
Consumer cyclicals (1.2%)

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			4,930,000	4,923,838

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			10,444,111	9,341,882

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017			1,258,675	1,094,418

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			4,450,050	3,760,292

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			2,070,809	2,050,101

Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)			1,183,408	1,178,477

Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)			302,732	301,471

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			5,115,698	3,792,011

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.935s, 2019			3,744,000	3,449,939

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			9,221,183	9,193,520

Jeld-Wen, Inc. bank term loan FRN Ser. B , 5s, 2022			2,080,000	2,080,000

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			3,741,308	3,741,308

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			7,716,062	7,665,205

ROC Finance, LLC bank term loan FRN 5s, 2019			7,186,309	7,024,617

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			2,090,000	2,048,200

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			2,329,104	2,270,876

Univision Communications, Inc. bank term loan FRN 4s, 2020			4,548,293	4,514,181

Visteon Corp. bank term loan FRN Class B, 3 1/2s, 2021			994,583	993,030

				69,423,366
Consumer staples (0.2%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			2,370,000	2,301,863

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			1,435,000	1,301,366

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			1,485,000	1,484,072

Restaurant Brands International, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021 (Canada)			3,180,509	3,176,533

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			2,983,027	2,980,232

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020			1,000,000	1,000,000

				12,244,066
Energy (—%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			2,311,000	1,759,249

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			961,000	691,920

				2,451,169
Health care (0.2%)

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.185s, 2021			3,950,000	3,947,531

MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021			2,439,794	2,424,926

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			1,420,650	1,390,066

Par Pharmaceutical Cos., Inc. bank term loan FRN Class B2, 4s, 2019			1,511,150	1,508,317

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			2,572,387	2,554,013

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 1/2s, 2020			1,064,623	1,060,631

				12,885,484
Technology (0.3%)

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			2,165,986	2,151,676

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			5,449,523	5,257,656

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020			4,114,373	4,109,230

First Data Corp. bank term loan FRN 4.187s, 2021			61,131	61,227

First Data Corp. bank term loan FRN Ser. B, 3.687s, 2018			824,435	821,343

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			3,654,900	3,666,069

				16,067,201
Utilities and power (—%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.671s, 2017			3,098,000	1,773,605

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.671s, 2017			31,795	18,203

				1,791,808

Total senior loans (cost $139,520,690)				$133,984,248

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		$206,049,000	$7,018,029

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		402,015,100	3,766,881

2.474/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.474		362,168,700	2,680,048

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		1,810,843,500	2,426,530

2.434/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.434		362,168,700	2,020,901

2.391/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.391		724,337,400	1,941,224

2.2575/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.2575		370,011,200	547,617

2.1325/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.1325		370,011,200	144,304

2.151/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.151		724,337,400	724

Citibank, N.A.

2.493/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.493		361,199,000	3,817,873

2.403/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.403		361,199,000	2,420,033

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		752,362,500	1,820,717

2.368/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.368		362,168,700	742,446

2.268/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.268		362,168,700	184,706

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		89,988,900	9,657,613

2.44375/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.44375		722,398,000	6,754,421

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		89,988,900	6,124,195

2.43375/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.43375		722,398,000	5,699,720

(2.70125)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.70125		722,398,000	1,820,443

Goldman Sachs International

2.4575/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.4575		722,398,000	6,797,765

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		78,040,450	5,763,287

(2.7475)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.7475		722,398,000	1,748,203

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		752,362,500	1,557,390

(2.5705)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.5705		724,337,400	970,612

2.06625/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.06625		728,014,400	43,681

JPMorgan Chase Bank N.A.

0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98		915,728,800	1,318,649

Total purchased swap options outstanding (cost $77,407,193)				$77,788,012

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Aug-15/$99.02		$317,600,000	$3,040,067

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/101.86		395,000,000	14,220

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/103.42		395,000,000	395

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/99.13		371,000,000	4,045,013

Total purchased options outstanding (cost $12,907,891)				$7,099,695

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$910,000	$1,096,550

Total convertible bonds and notes (cost $945,767)				$1,096,550

SHORT-TERM INVESTMENTS (13.9%)(a)
			Principal amount/shares	Value

Federal Farm Credit Banks Funding Corporation unsec. discount notes 0.08%, August 19, 2015			$25,000,000	$24,997,278

Federal Home Loan Banks unsec. discount notes 0.09%, August 21, 2015			25,000,000	24,996,813

Federal Home Loan Banks unsec. discount notes 0.09%, July 24, 2015			36,000,000	35,998,045

Federal Home Loan Banks unsec. discount notes 0.08%, July 31, 2015			17,100,000	17,098,860

Federal Home Loan Banks unsec. discount notes 0.07%, July 17, 2015			10,000,000	9,999,689

Federal Home Loan Mortgage Corporation unsec. discount notes 0.07%, July 22, 2015			33,000,000	32,998,653

Federal National Mortgage Association unsec. discount notes 0.07%, July 8, 2015			7,500,000	7,499,905

Putnam Money Market Liquidity Fund 0.08%(AFF)		Shares	103,933,283	103,933,283

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	277,688,367	277,688,367

SSgA Prime Money Market Fund Class N 0.04%(P)		Shares	8,870,000	8,870,000

U.S. Treasury Bills 0.07%, July 23, 2015(SEG)(SEGSF)(SEGCCS)			$74,823,000	74,819,993

U.S. Treasury Bills 0.03%, July 16, 2015(SEGSF)(SEGCCS)			11,100,000	11,099,884

U.S. Treasury Bills 0.02%, August 13, 2015(SEG)(SEGSF)			82,489,000	82,487,284

U.S. Treasury Bills 0.02%, October 1, 2015(SEGSF)			15,350,000	15,349,309

U.S. Treasury Bills 0.02%, July 2, 2015(SEGSF)(SEGCCS)			750,000	750,000

U.S. Treasury Bills 0.02%, August 20, 2015(SEG)(SEGSF)(SEGCCS)			16,814,000	16,813,649

U.S. Treasury Bills 0.01%, November 5, 2015(SEGSF)			9,416,000	9,415,331

U.S. Treasury Bills 0.01%, October 22, 2015(SEGSF)			1,225,000	1,224,933

U.S. Treasury Bills 0.01%, October 8, 2015(SEGSF)			1,670,000	1,669,943

U.S. Treasury Bills 0.01%, October 15, 2015(SEG)(SEGSF)(SEGCCS)			11,700,000	11,699,310

U.S. Treasury Bills 0.01%, July 9, 2015(SEG)(SEGSF)(SEGCCS)			46,200,000	46,199,907

U.S. Treasury Bills 0.01%, August 6, 2015(SEG)(SEGSF)(SEGCCS)			1,000,000	999,990

Total short-term investments (cost $816,611,313)				$816,610,426

TOTAL INVESTMENTS

Total investments (cost $8,345,201,549)(b)				$8,133,149,935

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $2,855,798,793) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/15/15	$17,397,482	$17,131,875	$265,607
	British Pound	Buy	9/16/15	17,238,820	16,735,771	503,049
	Canadian Dollar	Buy	7/15/15	44,406,301	44,934,756	(528,455)
	Canadian Dollar	Sell	7/15/15	45,175,424	44,523,006	(652,418)
	Euro	Sell	9/16/15	46,849,720	46,098,599	(751,121)
	Mexican Peso	Buy	7/15/15	29,246,842	30,081,475	(834,633)
	New Zealand Dollar	Sell	7/15/15	28,376,260	29,529,294	1,153,034
	Norwegian Krone	Buy	9/16/15	2,275,669	2,288,446	(12,777)
	Swedish Krona	Sell	9/16/15	30,255,883	30,104,066	(151,817)
Barclays Bank PLC
	Australian Dollar	Buy	7/15/15	26,324,012	26,736,187	(412,175)
	British Pound	Buy	9/16/15	1,494,385	857,209	637,176
	Canadian Dollar	Sell	7/15/15	15,289,367	14,117,679	(1,171,688)
	Euro	Sell	9/16/15	12,638,961	12,462,966	(175,995)
	Japanese Yen	Buy	8/19/15	549,850	568,568	(18,718)
	Mexican Peso	Buy	7/15/15	28,777,461	29,773,891	(996,430)
	New Zealand Dollar	Sell	7/15/15	65,943,456	71,307,357	5,363,901
	Norwegian Krone	Buy	9/16/15	28,647,626	28,752,886	(105,260)
	Singapore Dollar	Sell	8/19/15	31,609,007	32,059,629	450,622
	Swedish Krona	Sell	9/16/15	62,691,348	61,995,494	(695,854)
	Swiss Franc	Buy	9/16/15	10,100,215	9,998,152	102,063
Citibank, N.A.
	Australian Dollar	Buy	7/15/15	11,993,685	11,754,492	239,193
	Brazilian Real	Buy	7/2/15	1,588,080	1,611,982	(23,902)
	Brazilian Real	Sell	7/2/15	1,588,080	1,498,164	(89,916)
	Brazilian Real	Sell	10/2/15	1,536,821	1,560,525	23,704
	British Pound	Buy	9/16/15	12,394,161	12,213,926	180,235
	Canadian Dollar	Buy	7/15/15	44,351,546	44,821,449	(469,903)
	Canadian Dollar	Sell	7/15/15	44,381,405	43,790,272	(591,133)
	Chilean Peso	Buy	7/15/15	1,143,329	1,198,299	(54,970)
	Danish Krone	Buy	9/16/15	1,226,446	1,225,638	808
	Euro	Sell	9/16/15	11,250,169	10,780,935	(469,234)
	Japanese Yen	Sell	8/19/15	2,566,712	2,621,038	54,326
	Mexican Peso	Buy	7/15/15	30,455,811	31,512,427	(1,056,616)
	New Zealand Dollar	Sell	7/15/15	21,075,698	23,026,829	1,951,131
	Norwegian Krone	Buy	9/16/15	20,071,481	20,163,034	(91,553)
	Philippine Peso	Buy	8/19/15	14,902,005	15,049,684	(147,679)
	Swedish Krona	Sell	9/16/15	15,662,298	15,382,713	(279,585)
	Swiss Franc	Buy	9/16/15	25,106,576	24,857,204	249,372
Credit Suisse International
	Australian Dollar	Buy	7/15/15	28,696,272	29,892,585	(1,196,313)
	British Pound	Buy	9/16/15	35,441,546	34,808,300	633,246
	Canadian Dollar	Buy	7/15/15	693,556	2,615,088	(1,921,532)
	Euro	Sell	9/16/15	11,822,806	10,959,721	(863,085)
	Indian Rupee	Buy	8/19/15	35,189,543	34,716,335	473,208
	Japanese Yen	Sell	8/19/15	5,506,141	5,621,752	115,611
	New Zealand Dollar	Sell	7/15/15	33,389,258	35,873,547	2,484,289
	Norwegian Krone	Buy	9/16/15	12,125,899	12,186,272	(60,373)
	Singapore Dollar	Sell	8/19/15	31,118,662	31,562,056	443,394
	Swedish Krona	Sell	9/16/15	74,849,186	74,683,441	(165,745)
	Swiss Franc	Buy	9/16/15	27,062,706	26,785,739	276,967
Deutsche Bank AG
	Australian Dollar	Sell	7/15/15	10,076,848	9,354,674	(722,174)
	British Pound	Buy	9/16/15	16,418,290	15,799,902	618,388
	Canadian Dollar	Sell	7/15/15	6,570,048	4,959,409	(1,610,639)
	Euro	Sell	9/16/15	27,294,257	26,850,058	(444,199)
	New Zealand Dollar	Buy	7/15/15	28,702,987	31,372,427	(2,669,440)
	New Zealand Dollar	Sell	7/15/15	29,086,301	29,879,373	793,072
	Norwegian Krone	Sell	9/16/15	11,982,282	12,043,470	61,188
	Polish Zloty	Sell	9/16/15	17,037,710	17,323,249	285,539
	Swedish Krona	Sell	9/16/15	1,679	1,649	(30)
	Swiss Franc	Sell	9/16/15	2,880,826	2,853,151	(27,675)
	Turkish Lira	Sell	9/16/15	1,101,092	1,094,344	(6,748)
Goldman Sachs International
	Australian Dollar	Buy	7/15/15	14,474,193	14,230,876	243,317
	British Pound	Buy	9/16/15	16,657,932	16,168,270	489,662
	Canadian Dollar	Sell	7/15/15	27,463,016	26,693,275	(769,741)
	Euro	Sell	9/16/15	23,299,976	22,897,819	(402,157)
	Japanese Yen	Buy	8/19/15	81,132	82,851	(1,719)
	New Zealand Dollar	Buy	7/15/15	28,892,038	31,582,262	(2,690,224)
	New Zealand Dollar	Sell	7/15/15	29,924,745	30,752,928	828,183
	Norwegian Krone	Sell	9/16/15	12,897,671	12,967,125	69,454
	South African Rand	Buy	7/15/15	435,313	428,684	6,629
	Swedish Krona	Sell	9/16/15	4,117,332	4,045,541	(71,791)
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/15/15	497,906	489,471	(8,435)
	British Pound	Buy	9/16/15	7,653,619	7,427,957	225,662
	Canadian Dollar	Sell	7/15/15	39,550,770	38,438,606	(1,112,164)
	Euro	Sell	9/16/15	14,775,047	13,715,814	(1,059,233)
	Japanese Yen	Sell	8/19/15	30,246,874	29,975,654	(271,220)
	New Zealand Dollar	Buy	7/15/15	14,161,360	15,473,271	(1,311,911)
	Swedish Krona	Buy	9/16/15	1,481,847	1,455,498	26,349
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/15/15	30,069,639	29,659,999	409,640
	British Pound	Sell	9/16/15	2,467,400	2,978,340	510,940
	Canadian Dollar	Sell	7/15/15	2,161,358	829,290	(1,332,068)
	Euro	Sell	9/16/15	37,648,364	37,057,617	(590,747)
	Indian Rupee	Buy	8/19/15	963,008	952,616	10,392
	Japanese Yen	Sell	8/19/15	15,022,070	15,241,037	218,967
	Mexican Peso	Buy	7/15/15	29,015,180	30,012,390	(997,210)
	New Zealand Dollar	Sell	7/15/15	44,377,702	47,146,294	2,768,592
	Norwegian Krone	Buy	9/16/15	47,164,640	47,397,354	(232,714)
	Philippine Peso	Buy	8/19/15	14,902,003	15,001,091	(99,088)
	Singapore Dollar	Sell	8/19/15	31,420,778	31,671,501	250,723
	South African Rand	Buy	7/15/15	8,003,757	8,121,054	(117,297)
	South Korean Won	Sell	8/19/15	1,026,547	1,056,128	29,581
	Swedish Krona	Sell	9/16/15	54,954,873	54,490,543	(464,330)
	Swiss Franc	Buy	9/16/15	3,795,975	3,757,078	38,897
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/15/15	37,917,553	38,671,415	(753,862)
	British Pound	Buy	9/16/15	7,598,812	6,944,643	654,169
	Canadian Dollar	Buy	7/15/15	44,051,998	45,100,687	(1,048,689)
	Canadian Dollar	Sell	7/15/15	45,405,569	44,811,519	(594,050)
	Euro	Sell	9/16/15	44,264,653	43,990,149	(274,504)
	Japanese Yen	Sell	8/19/15	29,027,885	29,817,404	789,519
	New Zealand Dollar	Sell	7/15/15	41,354,037	43,935,228	2,581,191
	Norwegian Krone	Buy	9/16/15	23,165,317	23,211,311	(45,994)
	Singapore Dollar	Sell	8/19/15	24,701,655	24,490,665	(210,990)
	Swedish Krona	Sell	9/16/15	59,947,704	59,225,056	(722,648)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/15	23,846,587	23,989,105	(142,518)
	Brazilian Real	Buy	7/2/15	30,284,005	30,144,389	139,616
	Brazilian Real	Sell	7/2/15	30,284,005	30,749,837	465,832
	Brazilian Real	Buy	10/2/15	29,306,524	29,782,065	(475,541)
	British Pound	Buy	9/16/15	7,590,175	7,367,385	222,790
	Canadian Dollar	Sell	7/15/15	17,873,150	16,724,822	(1,148,328)
	Chilean Peso	Buy	7/15/15	29,644,217	30,022,614	(378,397)
	Euro	Sell	9/16/15	35,170,213	34,119,965	(1,050,248)
	Hungarian Forint	Buy	9/16/15	28,920,906	29,253,493	(332,587)
	Japanese Yen	Sell	8/19/15	17,143,994	17,684,390	540,396
	New Zealand Dollar	Sell	7/15/15	14,070,252	13,702,669	(367,583)
	Norwegian Krone	Sell	9/16/15	6,736,800	6,787,011	50,211
	Singapore Dollar	Sell	8/19/15	60,969,874	61,054,623	84,749
	Swedish Krona	Sell	9/16/15	9,008,203	9,188,835	180,632
	Swiss Franc	Buy	9/16/15	32,636,629	32,306,013	330,616
	Turkish Lira	Sell	9/16/15	2,366,726	2,351,957	(14,769)
UBS AG
	Australian Dollar	Buy	7/15/15	21,365,076	22,196,877	(831,801)
	British Pound	Buy	9/16/15	17,970,779	17,440,008	530,771
	Canadian Dollar	Sell	7/15/15	30,616,837	30,098,999	(517,838)
	Chilean Peso	Buy	7/15/15	36,997	38,557	(1,560)
	Euro	Sell	9/16/15	38,402,467	38,322,122	(80,345)
	Israeli Shekel	Buy	7/15/15	30,790,319	30,436,735	353,584
	Israeli Shekel	Sell	7/15/15	31,002,306	30,159,256	(843,050)
	Japanese Yen	Buy	8/19/15	16,945,988	17,306,671	(360,683)
	New Zealand Dollar	Buy	7/15/15	4,952,080	7,000,820	(2,048,740)
	Norwegian Krone	Buy	9/16/15	411,878	413,610	(1,732)
	Swedish Krona	Buy	9/16/15	283,033	277,576	5,457
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/15	4,327,262	4,898,567	(571,305)
	Canadian Dollar	Sell	7/15/15	12,378,418	12,363,963	(14,455)
	Euro	Sell	9/16/15	23,908,883	23,524,920	(383,963)
	New Zealand Dollar	Buy	7/15/15	25,669,034	28,054,793	(2,385,759)
	South Korean Won	Buy	8/19/15	1,239,426	1,277,376	(37,950)

Total						$(16,226,079)

FUTURES CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Long)	257	$37,126,787	Sep-15	$126,273
Euro-Bund 10 yr (Long)	1,714	290,449,530	Sep-15	1,892,366
U.S. Treasury Bond 30 yr (Short)	356	53,700,375	Sep-15	92,387
U.S. Treasury Bond Ultra 30 yr (Long)	463	71,330,938	Sep-15	(2,086,224)
U.S. Treasury Note 10 yr (Short)	1,469	185,346,484	Sep-15	917,844

Total				$942,646

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/15 (premiums $117,042,418) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.281)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.281	$362,168,700	$14,487
1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	1,810,843,500	1,068,398
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	452,710,875	1,340,024
(2.3825)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.3825	370,011,200	1,598,448
2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	804,030,200	2,814,106
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	412,098,000	3,144,308
(2.541)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.541	362,168,700	3,657,904
(2.604)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.604	362,168,700	5,588,263
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	752,362,500	707,221
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	752,362,500	1,038,260
(2.468)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.468	362,168,700	2,089,713
(2.583)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.583	361,199,000	5,627,480
Credit Suisse International

2.5675/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.5675	361,199,000	2,047,998
(2.5675)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.5675	361,199,000	5,287,953
(2.60)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.60	361,199,000	6,259,579
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	89,988,900	13,972,938
Goldman Sachs International

(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	78,040,450	238,023
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	1,504,725,000	1,459,583
2.6025/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.6025	361,199,000	1,993,818
(2.6025)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.6025	361,199,000	6,180,115
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.83	915,728,800	439,550
(0.905)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.905	915,728,800	805,841
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	270,610,000	36,605,415

Total			$103,979,425

WRITTEN OPTIONS OUTSTANDING at 6/30/15 (premiums $13,069,531) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/$102.64	$790,000,000	$790
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/97.13	742,000,000	2,626,680
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/96.13	371,000,000	764,631
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-15/99.86	197,000,000	1,127,234
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-15/102.48	397,000,000	3,065,237

Total			$7,584,572

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.594)/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.594	$722,398,000	$(3,250,791)	$549,022
2.454/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.454	361,199,000	3,205,641	(603,202)
JPMorgan Chase Bank N.A.

(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	100,503,775	(2,674,204)	731,667
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	100,503,775	(2,814,106)	270,355
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	182,949,800	(1,209,664)	(814,127)
2.2325/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.2325	362,168,700	(1,991,928)	(963,369)
2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	100,503,775	(2,462,644)	(1,058,305)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	100,503,775	(2,553,700)	(1,306,547)
2.3675/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.3675	362,168,700	(3,585,470)	(1,354,511)
1.963/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/1.963	364,007,200	(1,601,632)	(1,601,632)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	365,900,300	(2,570,450)	(1,752,662)
2.079/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.079	364,007,200	(2,693,653)	(2,693,653)
(2.195)/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.195	364,007,200	4,240,684	4,240,684
(2.5025)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.5025	362,168,700	5,577,398	1,350,889
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	731,800,700	2,341,762	1,087,456
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	440,206,400	2,916,367	913,868
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	440,206,400	2,814,105	578,431
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	365,900,300	1,120,387	501,283
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	440,206,400	2,534,403	466,619
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	440,206,400	2,509,176	127,660

Total			$(148,319)	$(1,330,074)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/15 (proceeds receivable $17,462,812) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, July 1, 2045	$15,000,000	7/14/15	$15,455,859
Federal National Mortgage Association, 3s, June 1, 2045	2,000,000	6/11/15	1,993,828

Total			$17,449,687

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
BRL	495,431,100	$—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	$(1,536,122)
ILS	23,128,000	—	6/26/25	2.39%	3 month TELBOR03	15,660
ILS	23,128,000	—	6/29/25	2.404%	3 month TELBOR03	10,045
ILS	69,384,000	—	7/1/25	2.4517%	3 month TELBOR03	(45,687)
ILS	92,512,000	—	7/2/25	2.45625%	3 month TELBOR03	68,724
PLN	167,112,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(4,408,882)
PLN	83,320,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(2,235,185)
PLN	76,955,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(1,974,691)
PLN	24,863,000	—	6/26/25	6 month PLN-WIBOR-WIBO	2.89%	(52,496)
PLN	24,863,000	—	6/29/25	6 month PLN-WIBOR-WIBO	2.88%	(59,118)
PLN	74,589,000	—	6/30/25	6 month PLN-WIBOR-WIBO	2.87%	(195,011)
PLN	74,589,000	—	7/1/25	6 month PLN-WIBOR-WIBO	3.0266%	72,407
PLN	74,589,000	—	7/2/25	6 month PLN-WIBOR-WIBO	3.00%	25,757
ZAR	320,233,000	—	1/26/25	3 month ZAR-JIBAR-SAFEX	7.09%	(2,004,068)
ZAR	213,493,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.08%	(1,343,241)
Goldman Sachs International
KRW	32,815,000,000	—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	300,194
JPMorgan Chase Bank N.A.
BRL	500,419,006	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(2,858,525)
BRL	223,605,944	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(41,714)
PLN	84,511,000	—	3/12/25	2.42%	6 month PLN-WIBOR-WIBO	986,331
ZAR	221,498,000	—	1/22/25	3 month ZAR-JIBAR-SAFEX	7.14%	(1,318,384)
ZAR	664,494,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.0633%	(4,242,742)
ZAR	411,321,000	—	3/10/25	3 month ZAR-JIBAR-SAFEX	7.91%	(827,467)

Total		$—	$(21,664,215)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$303,165,000	(E)	$(2,440)	12/16/18	2.3795%	3 month USD-LIBOR-BBA	$(7,364,196)
		101,055,000	(E)	(813)	12/16/18	2.337%	3 month USD-LIBOR-BBA	(2,328,211)
		187,570,000	(E)	(1,510)	12/16/18	2.0025%	3 month USD-LIBOR-BBA	(2,473,120)
		295,909,000	(E)	(111,465)	12/16/18	1.9525%	3 month USD-LIBOR-BBA	(3,575,080)
		337,625,000	(E)	(2,718)	12/16/18	1.813%	3 month USD-LIBOR-BBA	(2,566,980)
		905,062,000		4,050,817	6/17/20	1.80%	3 month USD-LIBOR-BBA	1,852,372
		411,281,000	(E)	(3,311)	12/16/18	3 month USD-LIBOR-BBA	1.41%	(1,761,948)
		264,545,900	(E)	1,119,609	4/20/19	3 month USD-LIBOR-BBA	1.85%	(133,545)
		66,227,800	(E)	(2,236,971)	4/20/27	2.415%	3 month USD-LIBOR-BBA	710,563
		331,559,000		(2,391,601)	7/1/25	2.2125%	3 month USD-LIBOR-BBA	4,580,753
		331,559,000		(1,463,236)	7/1/25	2.325%	3 month USD-LIBOR-BBA	2,106,660
		331,559,000		3,841,708	7/1/25	3 month USD-LIBOR-BBA	2.10%	(6,533,105)
		35,248,900	(E)	361,011	9/16/25	2.60%	3 month USD-LIBOR-BBA	71,441
		2,577,434,000	(E)	6,064,705	9/16/20	2.00%	3 month USD-LIBOR-BBA	(9,348,349)
		200,303,000		(2,644)	6/30/25	3 month USD-LIBOR-BBA	2.54249%	1,851,120
		5,514,691,000	(E)	6,184,704	9/16/17	1.25%	3 month USD-LIBOR-BBA	(15,692,074)
		182,299,800	(E)	(7,348,531)	9/16/45	3 month USD-LIBOR-BBA	3.10%	(1,680,101)
		1,768,754,000		1,564,481	6/18/17	0.955%	3 month USD-LIBOR-BBA	(1,009,416)
		1,032,908,000		(3,873)	6/30/17	0.93813%	3 month USD-LIBOR-BBA	(932,698)
		200,306,335		(2,644)	6/30/25	3 month USD-LIBOR-BBA	2.54563%	1,908,656
		1,032,908,000		(3,873)	6/30/17	0.93999%	3 month USD-LIBOR-BBA	(970,969)
		157,488,000		(2,079)	7/2/25	2.46033%	3 month USD-LIBOR-BBA	(207,128)
	AUD	37,123,000		(373)	3/23/25	6 month AUD-BBR-BBSW	2.765%	(1,358,460)
	AUD	49,118,000		(508)	3/30/25	2.77%	6 month AUD-BBR-BBSW	1,781,045
	AUD	36,934,000		(393)	5/19/25	6 month AUD-BBR-BBSW	3.1575%	(431,353)
	AUD	23,413,000		(243)	5/22/25	3.215%	6 month AUD-BBR-BBSW	185,260
	AUD	28,624,000		(289)	6/1/25	3.045%	6 month AUD-BBR-BBSW	564,058
	AUD	26,826,000		(276)	6/5/25	3.325%	6 month AUD-BBR-BBSW	26,876
	AUD	29,532,000		(299)	6/11/25	3.385%	6 month AUD-BBR-BBSW	(80,768)
	AUD	55,021,000		(562)	6/16/25	3.373%	6 month AUD-BBR-BBSW	(97,201)
	AUD	28,102,000		(284)	6/19/25	3.26%	6 month AUD-BBR-BBSW	165,683
	AUD	29,777,000		(301)	7/1/25	3.305%	6 month AUD-BBR-BBSW	90,832
	CAD	40,549,000		(420)	3/20/25	1.7775%	3 month CAD-BA-CDOR	990,947
	CAD	202,337,000		(2,141)	3/26/25	3 month CAD-BA-CDOR	1.865%	(3,685,603)
	CAD	25,377,000		(264)	4/1/25	3 month CAD-BA-CDOR	1.77%	(650,414)
	CAD	31,643,000		(335)	4/8/25	1.83%	3 month CAD-BA-CDOR	678,488
	CAD	432,347,000		(1,287)	6/17/17	0.92%	3 month CAD-BA-CDOR	(73,503)
	CAD	480,989,000		(3,588)	6/17/20	3 month CAD-BA-CDOR	1.24%	(1,807,683)
	CAD	18,272,000		(197)	4/17/25	1.89%	3 month CAD-BA-CDOR	317,450
	CAD	73,086,000		(790)	4/17/25	1.91875%	3 month CAD-BA-CDOR	1,112,460
	CAD	64,872,000		(701)	4/17/25	1.89375%	3 month CAD-BA-CDOR	1,108,836
	CAD	162,357,000		(1,906)	6/17/25	2.253%	3 month CAD-BA-CDOR	(1,083,127)
	CAD	24,043,000		(262)	5/19/25	3 month CAD-BA-CDOR	2.195%	90,490
	CAD	78,115,000		(843)	5/21/25	3 month CAD-BA-CDOR	2.1875%	244,183
	CAD	29,529,000		(313)	6/9/25	2.3075%	3 month CAD-BA-CDOR	(329,274)
	CAD	33,532,000		(360)	5/26/25	2.1925%	3 month CAD-BA-CDOR	(109,419)
	CAD	22,609,000		(239)	5/28/25	2.093%	3 month CAD-BA-CDOR	96,228
	CAD	29,928,000		(316)	6/1/25	2.03%	3 month CAD-BA-CDOR	274,893
	CAD	30,771,000		(330)	6/12/25	2.28625%	3 month CAD-BA-CDOR	(289,477)
	CAD	30,300,000		(325)	6/15/25	2.21375%	3 month CAD-BA-CDOR	(115,844)
	CAD	27,244,000		(292)	6/24/25	3 month CAD-BA-CDOR	2.247%	159,146
	CAD	48,478,000		(517)	6/29/25	3 month CAD-BA-CDOR	2.255%	299,416
	CAD	29,637,000		(316)	6/29/25	3 month CAD-BA-CDOR	2.27%	216,216
	CHF	25,057,000		(329)	3/20/25	6 month CHF-LIBOR-BBA	0.1775%	(454,568)
	CHF	16,852,000		(224)	3/23/25	6 month CHF-LIBOR-BBA	0.1675%	(328,425)
	CHF	12,634,000		(172)	3/26/25	6 month CHF-LIBOR-BBA	0.1525%	(268,438)
	CHF	71,624,000		(977)	4/2/25	6 month CHF-LIBOR-BBA	0.182%	(1,314,506)
	CHF	26,760,000		(367)	4/10/25	0.16875%	6 month CHF-LIBOR-BBA	540,874
	CHF	280,750,000		(1,122)	5/5/17	6 month CHF-LIBOR-BBA	0.60875%	(993,517)
	CHF	55,500,000		(781)	5/5/25	6 month CHF-LIBOR-BBA	0.22%	(904,023)
	CHF	55,500,000		(800)	5/19/25	0.29%	6 month CHF-LIBOR-BBA	532,000
	CHF	280,750,000		(1,149)	5/19/17	0.63%	6 month CHF-LIBOR-BBA	837,795
	CHF	28,860,000		(406)	5/26/25	0.28%	6 month CHF-LIBOR-BBA	320,393
	CHF	28,036,000		(394)	5/26/25	0.2725%	6 month CHF-LIBOR-BBA	333,834
	CHF	13,944,000		(195)	5/28/25	6 month CHF-LIBOR-BBA	0.2425%	(212,322)
	CHF	15,878,000		(222)	6/2/25	6 month CHF-LIBOR-BBA	0.2475%	(237,454)
	CHF	15,617,000		(220)	6/11/25	6 month CHF-LIBOR-BBA	0.46%	113,853
	CHF	14,491,000		(206)	6/17/25	0.40%	6 month CHF-LIBOR-BBA	(8,044)
	CHF	13,448,000		(192)	6/24/25	6 month CHF-LIBOR-BBA	0.45%	74,943
	CHF	15,587,000		(220)	6/26/25	6 month CHF-LIBOR-BBA	0.39%	(16,002)
	CHF	13,406,000		(190)	7/2/25	0.40875%	6 month CHF-LIBOR-BBA	(9,080)
	EUR	49,869,000	(E)	192,204	9/16/45	6 month EUR-EURIBOR-Telerate	1.75%	690,404
	EUR	17,280,000	(E)	26,394	9/16/17	0.25%	6 month EUR-EURIBOR-Telerate	(11,885)
	EUR	479,205,000	(E)	4,360,469	9/16/20	6 month EUR-EURIBOR-Telerate	0.50%	2,890,770
	EUR	333,789,000	(E)	(672,711)	9/16/25	1.25%	6 month EUR-EURIBOR-Telerate	(2,371,833)
	EUR	197,187,000	(E)	(100,187)	9/16/35	1.75%	6 month EUR-EURIBOR-Telerate	(3,272,171)
	GBP	52,000	(E)	5,933	9/16/45	2.75%	6 month GBP-LIBOR-BBA	(1,087)
	GBP	160,000	(E)	2,738	9/16/20	2.00%	6 month GBP-LIBOR-BBA	101
	GBP	42,410,000	(E)	409,602	9/16/25	2.25%	6 month GBP-LIBOR-BBA	51,763
	JPY	549,269,000		(184)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	388,135
	JPY	1,075,535,000		(361)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	751,689
	JPY	29,832,600,000		(1,171)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	1,090,086
	JPY	6,527,300,000		(1,139)	3/14/44	1.795%	6 month JPY-LIBOR-BBA	(4,571,155)
	JPY	532,486,000		(95)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	377,731
	JPY	605,000,000		(182)	11/7/44	6 month JPY-LIBOR-BBA	1.5025%	37,606
	JPY	3,584,000,000		(1,076)	11/7/44	6 month JPY-LIBOR-BBA	1.495%	166,686
	JPY	18,757,000,000		(1,333)	11/7/19	0.2475%	6 month JPY-LIBOR-BBA	(21,999)
	JPY	11,075,600,000		(787)	11/7/19	0.25%	6 month JPY-LIBOR-BBA	(23,104)
	JPY	210,930,000		(63)	11/7/44	6 month JPY-LIBOR-BBA	1.4975%	10,911
	JPY	778,441,000		(86)	5/1/25	0.51%	6 month JPY-LIBOR-BBA	67,529
	JPY	25,154,081,000		(1,518)	5/20/25	0.583%	6 month JPY-LIBOR-BBA	825,281
	JPY	20,075,138,000		(1,193)	5/26/25	6 month JPY-LIBOR-BBA	0.595%	(506,620)
	JPY	7,266,867,000		(792)	5/26/25	0.614%	6 month JPY-LIBOR-BBA	70,836
	JPY	6,115,635,000		(354)	6/4/25	6 month JPY-LIBOR-BBA	0.619%	(47,985)
	JPY	6,025,003,000		(641)	6/8/25	0.6725%	6 month JPY-LIBOR-BBA	(206,002)
	JPY	6,597,210,000		(693)	6/10/25	0.674%	6 month JPY-LIBOR-BBA	(231,009)
	JPY	6,569,281,000		(697)	6/12/25	0.6775%	6 month JPY-LIBOR-BBA	(245,155)
	JPY	18,509,460,000		(1,081)	6/17/25	6 month JPY-LIBOR-BBA	0.689%	834,391
	JPY	5,587,747,000		(327)	6/25/25	0.622%	6 month JPY-LIBOR-BBA	61,778
	JPY	20,075,138,000		(1,178)	7/2/25	6 month JPY-LIBOR-BBA	0.6325%	(25,029)
	NOK	126,091,000		(213)	6/25/25	2.3775%	6 month NOK-NIBOR-NIBR	13,945
	NOK	120,322,000		(202)	6/29/25	6 month NOK-NIBOR-NIBR	2.37%	(26,556)
	NOK	120,934,000		(202)	7/2/25	6 month NOK-NIBOR-NIBR	2.375%	(19,823)
	NZD	94,103,000		(952)	4/23/25	3 month NZD-BBR-FRA	3.7275%	(854,660)
	NZD	35,803,000		(352)	4/8/25	3 month NZD-BBR-FRA	3.675%	(425,206)
	NZD	213,477,500		(2,146)	4/9/25	3.675%	3 month NZD-BBR-FRA	2,530,931
	NZD	32,675,000		(324)	4/10/25	3.7275%	3 month NZD-BBR-FRA	290,003
	NZD	95,308,000		(966)	4/22/25	3 month NZD-BBR-FRA	3.705%	(985,866)
	NZD	27,187,000		(264)	5/22/25	3 month NZD-BBR-FRA	4.0075%	176,543
	NZD	76,211,000		(735)	5/25/25	3.985%	3 month NZD-BBR-FRA	(392,167)
	NZD	24,072,000		(226)	6/12/25	4.1425%	3 month NZD-BBR-FRA	(336,786)
	NZD	19,591,000		(177)	6/26/25	3 month NZD-BBR-FRA	3.975%	83,591
	NZD	24,889,000		(224)	7/2/25	3.9025%	3 month NZD-BBR-FRA	(3,737)
	NZD	19,044,000		(182)	5/29/25	3 month NZD-BBR-FRA	3.99%	102,279
	NZD	20,873,000		(192)	6/16/25	3 month NZD-BBR-FRA	4.045%	175,016
	NZD	29,527,000		(272)	6/17/25	3 month NZD-BBR-FRA	4.025%	213,966
	NZD	48,597,000		(448)	6/17/25	3 month NZD-BBR-FRA	4.02%	338,426
	NZD	25,800,000		(235)	6/22/25	3 month NZD-BBR-FRA	3.895%	(3,881)
	NZD	18,954,000		(172)	6/25/25	3.955%	3 month NZD-BBR-FRA	(59,901)
	NZD	20,718,000		(186)	7/2/25	3.905%	3 month NZD-BBR-FRA	(6,035)
	NZD	49,775,000		(448)	7/2/25	3.9525%	3 month NZD-BBR-FRA	(147,990)
	SEK	247,462,000		(396)	5/19/25	3 month SEK-STIBOR-SIDE	1.3225%	(718,876)
	SEK	376,944,500		(614)	6/23/25	1.5525%	3 month SEK-STIBOR-SIDE	230,614

	Total			$13,781,253	$(50,243,168)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront		Payments	Total return	Unrealized
Swap counterparty/			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$11,360,278		$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(19,434)
Barclays Bank PLC
	3,952,422		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,433
	2,267,888		—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,496
	1,784,737		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,142)
	2,267,888		—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	3,246
	1,885,686		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,370
	1,646,894		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,674
	6,459,422		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,394
	4,906,290		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,503
	4,540,371		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,511
	8,023,351		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	14,836
	2,498,632		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,583
	2,292,866		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,240
	1,194,549		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	841
	1,509,775		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,693
	19,520,026		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27,990
	4,060,235		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,970
	11,938,878		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(48,894)
	14,945,031		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,430
	4,546,454		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,407
	616,292		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,327
	1,817,933		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,607
	2,354,753		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	2,641
	18,249,795		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(74,740)
	14,987,740		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	27,714
	5,039,078		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,637)
	2,612,759		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,931
	393,738		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Ginnie Mae II pools	(435)
	21,176,177		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	14,909
	80,532,691		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	115,478
	22,737,193		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	32,603
	3,463,320		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,885
	11,230,976		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,597
	8,142,237		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,133
	69,503		—	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	34
	2,037,453		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,147
	27,250,043		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(111,600)
	5,916,409		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(29,156)
	4,050,063		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	722
	2,024,794		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	361
	2,024,794		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	361
	4,063,929		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	724
	10,555,081		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,881
	4,064,065		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	724
	8,474,446		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	8,932
	5,101,799		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	5,377
	4,000,310		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,736
	6,470,656		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	6,820
	8,655,155		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(35,446)
	8,440,702		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	18,178
	1,211,098		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,608
	8,113,788		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,446
	4,862,572		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,914)
	14,992,505		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	26,392
	3,679,985		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,071)
	4,374,081		—	1/12/44	3.00% (1 month USD-LIBOR)	Synthetic MBX Index 3.00% 30 year Fannie Mae pools	10,591
	37,479,406		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	74,245
	3,183,614		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,565
	26,204,242		—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,688)
	13,884,134		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(56,861)
	62,521,040		—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23,116)
	15,562,111		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	30,828
Citibank, N.A.
	2,425,458		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,478
	14,590,226		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20,921
Credit Suisse International
	8,566,738		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,284
	43,978,130		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	58,413
	1,784,737		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,559
	8,264,058		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(33,845)
	112,085		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(215)
	361,630		—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	405
	444,044		—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	429
	348,661		—	1/12/39	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	337
	2,196,271		—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(3,073)
	2,196,271		—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,887
	4,060,758		—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	6,980
	15,048,090		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	15,860
	15,340,529		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	27,004
	18,816,126		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	33,122
	24,811,401		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	26,151
	4,374,081		—	1/12/44	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	8,201
	29,159,112		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,781
	33,675,706		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,451
	3,654,082		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,351
	25,693,317		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	74,976
	19,118,067		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	55,789
	9,555,672		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	27,885
	54,959,610		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	160,379
	4,310,126		—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,346
	13,851,207		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	27,439
	6,164,459		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	12,212
	20,263,399		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	40,141
	40,246,692		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	79,727
	30,730,101		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	60,875
Deutsche Bank AG
	2,713,298		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,017
	8,264,058		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(33,845)
	277,617		—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(50)
	467,456		—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	354
Goldman Sachs International
	8,530,780		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,140
	1,885,686		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	697
	1,646,894		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,817)
	2,871,072		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,183
	16,143,581		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,482
	16,143,581		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,482
	4,155,926		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,020)
	1,561,287		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,394)
	12,366,530		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(21,155)
	2,988,647		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,450
	1,033,007		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,231)
	10,683,416		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	627
	951,432		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	462
	5,955,400		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,890
	1,355,317		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(6,679)
	1,790,546		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	7,333
	2,719,885		—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,051)
	1,189,416		—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(212)
	2,270,926		—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,599)
	4,266,552		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,577
	3,094,201		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,672)
	5,693,179		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(23,316)
	333,298		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	351
	475,409		—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Ginnie Mae II pools	(400)
	3,713,179		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,207)
	1,919,534		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,134
	283,526		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,161)
	756,368		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,098)
	258,321		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,058)
	10,999		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	24
	3,726,057		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,025
	17,586,376		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,240
	2,134,882		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,743)
	3,871,966		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,879
	22,915,150		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,040
	183,289		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	68
	11,070,483		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,093
	37,241,538		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,769
	36,467,890		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	64,195
	43,114,619		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	85,409
	67,555,000		—	2/24/25	(2.01%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	158,214
	33,353,656		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	97,330
	14,489,421		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	42,282
	19,314,745		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	56,363
	15,539,000		—	3/12/25	(1.925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	187,711
GBP	39,125,000		—	2/20/25	(2.895%)	GBP Non-revised UK Retail Price Index	(1,278,069)
GBP	8,993,000		—	3/10/25	(2.8675%)	GBP Non-revised UK Retail Price Index	(403,136)
JPMorgan Chase Bank N.A.
	$24,808,458		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,172
	47,566,421		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	17,587
	37,241,915		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,769
	36,467,890		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	64,195
EUR	109,183,000		—	5/25/20	(1.115%)	Eurostat Eurozone HICP excluding tobacco	896,001
EUR	107,487,000		—	5/25/25	1.445%	Eurostat Eurozone HICP excluding tobacco	(1,254,874)

Total		$—	$(471,012)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$39,713	$581,000	5/11/63	300 bp	$35,995
	CMBX NA BBB- Index	BBB-/P	79,608	1,321,000	5/11/63	300 bp	71,153
	CMBX NA BBB- Index	BBB-/P	163,473	2,648,000	5/11/63	300 bp	146,525
	CMBX NA BBB- Index	BBB-/P	155,838	2,734,000	5/11/63	300 bp	138,340
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	411,735	3,714,000	5/11/63	300 bp	387,966
	CMBX NA BBB- Index	—	(1,841)	176,000	1/17/47	(300 bp)	3,017
	EM Series 23 Index	BBB/P	97,200	1,000,000	6/20/20	100 bp	5,460
	EM Series 23 Index	BBB/P	1,167,250	11,500,000	6/20/20	100 bp	112,240
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	380	65,000	5/11/63	300 bp	(36)
	CMBX NA BBB- Index	BBB-/P	187	144,000	5/11/63	300 bp	(734)
	CMBX NA BBB- Index	BBB-/P	53,187	694,000	5/11/63	300 bp	48,745
	CMBX NA BBB- Index	BBB-/P	4,148	910,000	5/11/63	300 bp	(1,676)
	CMBX NA BBB- Index	BBB-/P	5,303	2,313,000	5/11/63	300 bp	(9,500)
	CMBX NA BBB- Index	BBB-/P	(39,412)	2,360,000	5/11/63	300 bp	(54,516)
	CMBX NA BBB- Index	BBB-/P	202,017	2,538,000	5/11/63	300 bp	185,773
	CMBX NA BBB- Index	BBB-/P	199,232	2,735,000	5/11/63	300 bp	181,728
	CMBX NA BBB- Index	BBB-/P	32,415	2,792,000	5/11/63	300 bp	14,546
	CMBX NA BBB- Index	BBB-/P	47,813	3,112,000	5/11/63	300 bp	27,897
	CMBX NA BBB- Index	BBB-/P	254,058	3,184,000	5/11/63	300 bp	233,680
	CMBX NA BBB- Index	BBB-/P	361,220	3,197,000	5/11/63	300 bp	340,759
	CMBX NA BBB- Index	BBB-/P	211,953	3,222,000	5/11/63	300 bp	191,333
	CMBX NA BBB- Index	BBB-/P	249,546	3,223,000	5/11/63	300 bp	228,919
	CMBX NA BBB- Index	BBB-/P	98,311	3,231,000	5/11/63	300 bp	77,633
	CMBX NA BBB- Index	BBB-/P	10,839	3,317,000	5/11/63	300 bp	(10,390)
	CMBX NA BBB- Index	BBB-/P	7,592	3,317,000	5/11/63	300 bp	(13,637)
	CMBX NA BBB- Index	BBB-/P	(54,173)	3,456,000	5/11/63	300 bp	(76,291)
	CMBX NA BBB- Index	BBB-/P	(45,735)	3,583,000	5/11/63	300 bp	(68,667)
	CMBX NA BBB- Index	BBB-/P	254,058	6,191,000	5/11/63	300 bp	214,436
	CMBX NA BBB- Index	BBB-/P	(4,134)	6,317,000	5/11/63	300 bp	(44,563)
	CMBX NA BBB- Index	BBB-/P	(41,612)	9,766,000	5/11/63	300 bp	(104,115)
	CMBX NA BBB- Index	BBB-/P	11,852	1,111,000	1/17/47	300 bp	(18,811)
	CMBX NA BBB- Index	BBB-/P	15,993	1,812,000	1/17/47	300 bp	(34,018)
	CMBX NA BBB- Index	BBB-/P	11,050	3,456,000	1/17/47	300 bp	(84,336)
	CMBX NA BBB- Index	BBB-/P	11,050	3,456,000	1/17/47	300 bp	(84,336)
	CMBX NA BBB- Index	BBB-/P	22,886	3,583,000	1/17/47	300 bp	(76,005)
	CMBX NA BBB- Index	BBB-/P	17,822	3,583,000	1/17/47	300 bp	(81,068)
	CMBX NA BBB- Index	BBB-/P	12,282	3,834,000	1/17/47	300 bp	(93,537)
	CMBX NA BBB- Index	BBB-/P	8,205	3,834,000	1/17/47	300 bp	(97,613)
	CMBX NA BBB- Index	BBB-/P	6,846	3,834,000	1/17/47	300 bp	(98,973)
	CMBX NA BBB- Index	BBB-/P	9,739	3,888,000	1/17/47	300 bp	(97,570)
	CMBX NA BBB- Index	BBB-/P	12,100	4,233,000	1/17/47	300 bp	(104,731)
	CMBX NA BBB- Index	BBB-/P	13,604	4,233,000	1/17/47	300 bp	(103,227)
	CMBX NA BBB- Index	BBB-/P	34,342	4,388,000	1/17/47	300 bp	(86,767)
	CMBX NA BBB- Index	BBB-/P	31,232	4,388,000	1/17/47	300 bp	(89,876)
	CMBX NA BBB- Index	BBB-/P	28,246	6,602,000	1/17/47	300 bp	(153,969)
	CMBX NA BBB- Index	BBB-/P	12,296	6,917,000	1/17/47	300 bp	(178,613)
	CMBX NA BBB- Index	BBB-/P	45,424	9,085,000	1/17/47	300 bp	(205,322)
	CMBX NA BBB- Index	BBB-/P	45,424	9,085,000	1/17/47	300 bp	(205,322)
	CMBX NA BBB- Index	BBB-/P	118	11,662,000	1/17/47	300 bp	(321,754)
	CMBX NA BBB- Index	BBB-/P	44,123	12,376,000	1/17/47	300 bp	(297,454)
	CMBX NA BB Index	—	(32,354)	6,193,000	5/11/63	(500 bp)	2,739
	CMBX NA BB Index	—	47,646	4,609,000	5/11/63	(500 bp)	73,764
	CMBX NA BB Index	—	70,182	4,538,000	5/11/63	(500 bp)	95,897
	CMBX NA BB Index	—	117,458	4,448,000	5/11/63	(500 bp)	142,663
	CMBX NA BB Index	—	(62,472)	3,577,000	5/11/63	(500 bp)	(42,202)
	CMBX NA BB Index	—	(12,807)	3,516,000	5/11/63	(500 bp)	7,117
	CMBX NA BB Index	—	15,834	2,920,000	5/11/63	(500 bp)	32,381
	CMBX NA BB Index	—	45,373	2,269,000	5/11/63	(500 bp)	58,231
	CMBX NA BB Index	—	(16,309)	2,124,000	5/11/63	(500 bp)	(4,273)
	CMBX NA BB Index	—	(20,347)	2,124,000	5/11/63	(500 bp)	(8,311)
	CMBX NA BB Index	—	(18,808)	2,062,000	5/11/63	(500 bp)	(7,124)
	CMBX NA BB Index	—	(8,607)	1,367,000	5/11/63	(500 bp)	(101)
	CMBX NA BB Index	—	(10,913)	1,359,000	5/11/63	(500 bp)	(2,080)
	CMBX NA BB Index	—	12,941	865,000	5/11/63	(500 bp)	17,843
	CMBX NA BB Index	—	(27,128)	2,794,000	1/17/47	(500 bp)	40,673
	CMBX NA BB Index	—	(70,192)	3,619,000	5/11/63	(500 bp)	(49,684)
	CMBX NA BBB- Index	BBB-/P	9,994	420,000	5/11/63	300 bp	7,306
	CMBX NA BBB- Index	BBB-/P	(3,788)	1,119,000	5/11/63	300 bp	(10,949)
	CMBX NA BBB- Index	BBB-/P	122,967	1,424,000	5/11/63	300 bp	113,853
	CMBX NA BBB- Index	BBB-/P	166,893	1,918,000	5/11/63	300 bp	154,617
	CMBX NA BBB- Index	BBB-/P	(13,592)	2,255,000	5/11/63	300 bp	(28,024)
	CMBX NA BBB- Index	BBB-/P	(23,586)	2,473,000	5/11/63	300 bp	(39,413)
	CMBX NA BBB- Index	BBB-/P	149,128	3,116,000	5/11/63	300 bp	129,186
	CMBX NA BBB- Index	BBB-/P	28,624	3,886,000	5/11/63	300 bp	1,811
	CMBX NA BBB- Index	BBB-/P	3,088	4,449,000	5/11/63	300 bp	(25,385)
	CMBX NA BBB- Index	BBB-/P	15,409	4,449,000	5/11/63	300 bp	(13,065)
	CMBX NA BBB- Index	BBB-/P	12,026	4,458,000	5/11/63	300 bp	(16,505)
	CMBX NA BBB- Index	BBB-/P	(37,666)	4,501,000	5/11/63	300 bp	(66,472)
	CMBX NA BBB- Index	BBB-/P	(15,079)	4,511,000	5/11/63	300 bp	(43,949)
	CMBX NA BBB- Index	BBB-/P	(15,070)	4,518,000	5/11/63	300 bp	(43,985)
	CMBX NA BBB- Index	BBB-/P	53,934	4,526,000	5/11/63	300 bp	24,968
	CMBX NA BBB- Index	BBB-/P	44,995	4,526,000	5/11/63	300 bp	16,029
	CMBX NA BBB- Index	BBB-/P	(45,511)	4,543,000	5/11/63	300 bp	(74,586)
	CMBX NA BBB- Index	BBB-/P	27,592	4,546,000	5/11/63	300 bp	(1,502)
	CMBX NA BBB- Index	BBB-/P	(82,613)	4,573,000	5/11/63	300 bp	(111,880)
	CMBX NA BBB- Index	BBB-/P	(42,822)	4,574,000	5/11/63	300 bp	(72,095)
	CMBX NA BBB- Index	BBB-/P	3,103	4,661,000	5/11/63	300 bp	(26,728)
	CMBX NA BBB- Index	BBB-/P	25,488	5,501,000	5/11/63	300 bp	(9,719)
	CMBX NA BBB- Index	BBB-/P	(68,197)	6,789,000	5/11/63	300 bp	(111,647)
	CMBX NA BBB- Index	BBB-/P	31,871	6,882,000	5/11/63	300 bp	(12,174)
	CMBX NA BBB- Index	BBB-/P	165,144	8,748,000	5/11/63	300 bp	109,157
	CMBX NA BBB- Index	BBB-/P	189,437	8,748,000	5/11/63	300 bp	133,450
	CMBX NA BBB- Index	BBB-/P	(180,631)	9,330,000	5/11/63	300 bp	(240,343)
	CMBX NA BBB- Index	BBB-/P	13,053	9,833,000	5/11/63	300 bp	(49,878)
	CMBX NA BBB- Index	BBB-/P	(122,400)	9,933,000	5/11/63	300 bp	(185,971)
	CMBX NA BBB- Index	BBB-/P	(149,916)	9,943,000	5/11/63	300 bp	(213,551)
	CMBX NA BBB- Index	BBB-/P	379,119	15,496,000	5/11/63	300 bp	279,944
	CMBX NA BBB- Index	BBB-/P	17,374	2,473,000	1/17/47	300 bp	(50,881)
	CMBX NA BBB- Index	BBB-/P	52,935	4,222,000	1/17/47	300 bp	(63,592)
	CMBX NA BBB- Index	BBB-/P	31,838	6,469,000	1/17/47	300 bp	(146,707)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(616)	135,000	5/11/63	300 bp	(1,480)
	CMBX NA BBB- Index	BBB-/P	2,373	910,000	5/11/63	300 bp	(3,451)
	CMBX NA BBB- Index	BBB-/P	(38,115)	5,511,000	5/11/63	300 bp	(73,385)
	CMBX NA BBB- Index	BBB-/P	28,746	1,066,000	1/17/47	300 bp	(676)
	CMBX NA BBB- Index	BBB-/P	15,954	1,602,000	1/17/47	300 bp	(28,261)
	CMBX NA BBB- Index	BBB-/P	7,022	1,968,000	1/17/47	300 bp	(47,295)
	CMBX NA BBB- Index	BBB-/P	7,050	1,976,000	1/17/47	300 bp	(47,487)
	CMBX NA BBB- Index	BBB-/P	29,187	3,749,000	1/17/47	300 bp	(74,286)
	CMBX NA BBB- Index	BBB-/P	17,632	4,125,000	1/17/47	300 bp	(96,218)
	CMBX NA BBB- Index	BBB-/P	14,707	4,125,000	1/17/47	300 bp	(99,143)
	CMBX NA BBB- Index	BBB-/P	14,707	4,125,000	1/17/47	300 bp	(99,143)
	CMBX NA BBB- Index	BBB-/P	28,292	7,212,000	1/17/47	300 bp	(170,759)
	CMBX NA BBB- Index	BBB-/P	8,444	7,818,000	1/17/47	300 bp	(207,333)
	CMBX NA BBB- Index	BBB-/P	76,769	9,058,000	1/17/47	300 bp	(173,232)
	CMBX NA BB Index	—	(47,676)	4,496,000	5/11/63	(500 bp)	(22,199)
	CMBX NA BB Index	—	51,305	2,269,000	5/11/63	(500 bp)	64,163
	CMBX NA BB Index	—	(19,697)	2,051,000	5/11/63	(500 bp)	(8,075)
	CMBX NA BB Index	—	1,994	1,642,000	5/11/63	(500 bp)	11,299
	CMBX NA BB Index	—	13,643	1,331,000	5/11/63	(500 bp)	21,185
	CMBX NA BB Index	—	20,888	1,241,000	5/11/63	(500 bp)	27,921
	CMBX NA BB Index	—	(28,902)	2,794,000	1/17/47	(500 bp)	38,899
	CMBX NA BB Index	—	(2,841)	1,425,000	1/17/47	(500 bp)	31,739
	CMBX NA BBB- Index	BBB-/P	(398)	149,000	5/11/63	300 bp	(1,352)
	CMBX NA BBB- Index	BBB-/P	(26,976)	2,473,000	5/11/63	300 bp	(42,803)
	CMBX NA BBB- Index	BBB-/P	49,691	4,350,000	5/11/63	300 bp	21,851
	CMBX NA BBB- Index	BBB-/P	(36,152)	4,501,000	5/11/63	300 bp	(64,959)
	CMBX NA BBB- Index	BBB-/P	(18,102)	4,511,000	5/11/63	300 bp	(46,972)
	CMBX NA BBB- Index	BBB-/P	(42,500)	4,542,000	5/11/63	300 bp	(71,568)
	CMBX NA BBB- Index	BBB-/P	(45,552)	4,542,000	5/11/63	300 bp	(74,621)
	CMBX NA BBB- Index	BBB-/P	(45,552)	4,542,000	5/11/63	300 bp	(74,621)
	CMBX NA BBB- Index	BBB-/P	(76,199)	4,573,000	5/11/63	300 bp	(105,466)
	CMBX NA BBB- Index	BBB-/P	27,342	4,583,000	5/11/63	300 bp	(1,989)
	CMBX NA BBB- Index	BBB-/P	116,345	3,886,000	1/17/47	300 bp	7,149
	CMBX NA BBB- Index	BBB-/P	67,047	8,708,000	1/17/47	300 bp	(173,296)

	Total		$5,257,301	$(2,168,293)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,888,958,696.
(b)	The aggregate identified cost on a tax basis is $8,384,502,210, resulting in gross unrealized appreciation and depreciation of $170,921,903 and $422,274,178, respectively, or net unrealized depreciation of $251,352,275.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$136,395,081	$561,171,334	$593,633,132	$32,459	$103,933,283
	Putnam Short Term Investment Fund*	291,451,598	1,570,720,515	1,584,483,746	179,969	277,688,367
	Totals	$427,846,679	$2,131,891,849	$2,178,116,878	$212,428	$381,621,650
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,294,641,940 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	87.2%
	Argentina	2.5
	Greece	1.9
	Venezuela	1.2
	Russia	1.2
	Canada	1.1
	Luxembourg	0.7
	United Kingdom	0.6
	Mexico	0.5
	Indonesia	0.5
	Brazil	0.5
	Other	2.1

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,909,694 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $78,501,271 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $74,067,381 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$1,096,550	$—
Corporate bonds and notes	—	1,903,108,651	51
Foreign government and agency bonds and notes	—	444,317,050	—
Mortgage-backed securities	—	2,586,323,411	40,020,256
Purchased options outstanding	—	7,099,695	—
Purchased swap options outstanding	—	77,788,012	—
Senior loans	—	133,984,248	—
U.S. government and agency mortgage obligations	—	2,122,182,981	—
U.S. treasury obligations	—	618,604	—
Short-term investments	390,491,650	426,118,776	—

Totals by level	$390,491,650	$7,702,637,978	$40,020,307

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(16,226,079)	$—
Futures contracts	942,646	—	—
Written options outstanding	—	(7,584,572)	—
Written swap options outstanding	—	(103,979,425)	—
Forward premium swap option contracts	—	(1,330,074)	—
TBA sale commitments	—	(17,449,687)	—
Interest rate swap contracts	—	(85,688,636)	—
Total return swap contracts	—	(471,012)	—
Credit default contracts	—	(7,425,594)	—

Totals by level	$942,646	$(240,155,079)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$509,112	$7,934,706
Foreign exchange contracts	30,415,644	46,641,723
Interest rate contracts	146,784,746	260,008,112

Total	$177,709,502	$314,584,541

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$1,042,200,000
Purchased swap option contracts (contract amount)		$11,513,200,000
Written TBA commitment option contracts (contract amount)		$1,931,100,000
Written swap option contracts (contract amount)		$10,254,500,000
Futures contracts (number of contracts)		9,000
Forward currency contracts (contract amount)		$6,193,400,000
OTC interest rate swap contracts (notional)		$1,914,800,000
Centrally cleared interest rate swap contracts (notional)		$25,140,300,000
OTC total return swap contracts (notional)		$2,289,100,000
OTC credit default contracts (notional)		$405,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Futures, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$192,593	$300,194	$—	$986,331	$—	$—	$—	$—	$—	1,479,118
	Centrally cleared interest rate swap contracts§	—	—	10,836,615	—	—	—	—	—	—	—	—	—	—	—	10,836,615
	OTC Total return swap contracts*#	—	547,114	—	24,399	767,984	5,371	787,450	—	1,000,724	—	—	—	—	—	3,133,042
	OTC Credit default contracts*#	—	4,858	—	—	328,036	—	176,218	—	—	—	—	—	—	—	509,112
	Futures contracts§	—	—	—	—	—	—	—	—	—	523,140	—	—	—	—	523,140
	Forward currency contracts#	1,921,690	6,553,762	—	2,698,769	4,426,715	1,758,187	1,637,245	252,011	4,237,732	—	4,024,879	2,014,842	889,812	—	30,415,644
	Forward premium swap option contracts#	549,022	—	—	—	—	—	—	—	10,268,912	—	—	—	—	—	10,817,934
	Purchased swap options#	20,546,258	—	—	8,985,775	30,056,392	—	16,880,938	—	1,318,649	—	—	—	—	—	77,788,012
	Purchased options#	—	—	—	—	—	—	—	—	7,099,695	—	—	—	—	—	7,099,695

	Total Assets	$23,016,970	$7,105,734	$10,836,615	$11,708,943	$35,579,127	$1,956,151	$19,782,045	$252,011	$24,912,043	$523,140	$4,024,879	$2,014,842	$889,812	$—	$142,602,312

	Liabilities:
	OTC Interest rate swap contracts*#	—	—	—	—	—	13,854,501	—	—	9,288,832	—	—	—	—	—	23,143,333
	Centrally cleared interest rate swap contracts§	—	—	9,239,934	—	—	—		—	—	—	—	—	—	—	9,239,934
	OTC Total return swap contracts*#	19,434	448,700	—	—	37,133	33,895	1,810,018	—	1,254,874	—	—	—	—	—	3,604,054
	OTC Credit default contracts*#	46,619	1,170,519	—	—	4,785,626	—	1,931,942	—	—	—	—	—	—	—	7,934,706
	Futures contracts§	—	—	—	—	—	—	—	—	—	894	—	—	—	—	894
	Forward currency contracts#	2,931,221	3,576,120	—	3,274,491	4,207,048	5,480,905	3,935,632	3,762,963	3,833,454	—	3,650,737	3,909,971	4,685,749	3,393,432	46,641,723
	Forward premium swap option contracts#	603,202	—	—	—	—	—	—	—	11,544,806	—	—	—	—	—	12,148,008
	Written swap options#	19,225,938	—	—	9,462,674	27,568,468	—	9,871,539	—	37,850,806	—	—	—	—	—	103,979,425
	Written options#	—	—	—	—	—	—	—	—	7,584,572	—	—	—	—	—	7,584,572

	Total Liabilities	$22,826,414	$5,195,339	$9,239,934	$12,737,165	$36,598,275	$19,369,301	$17,549,131	$3,762,963	$71,357,344	$894	$3,650,737	$3,909,971	$4,685,749	$3,393,432	$214,276,649

	Total Financial and Derivative Net Assets	$190,556	$1,910,395	$1,596,681	$(1,028,222)	$(1,019,148)	$(17,413,150)	$2,232,914	$(3,510,952)	$(46,445,301)	$522,246	$374,142	$(1,895,129)	$(3,795,937)	$(3,393,432)	$(71,674,337)
	Total collateral received (pledged)##†	$190,556	$618,604	$—	$(1,028,222)	$2,730,000	$(17,413,150)	$2,232,914	$(3,428,682)	$(46,445,301)	$—	$260,000	$—	$(3,795,937)	$—
	Net amount	$—	$1,291,791	$1,596,681	$—	$(3,749,148)	$—	$—	$(82,270)	$—	$522,246	$114,142	$(1,895,129)	$—	$(3,393,432)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2015